Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—32.6%
*	Advanced Micro Devices, Inc.	43,931	$4,517
*	Dynatrace, Inc.	57,845	2,703
	Microsoft Corp.	68,717	21,697
*	MongoDB, Inc.	5,333	1,845
*	Nice Ltd.—ADR	12,941	2,200
	NVIDIA Corp.	25,234	10,977
*	Palo Alto Networks, Inc.	27,698	6,494
	Power Integrations, Inc.	18,619	1,421
*	Pure Storage, Inc.	84,229	3,000
*	ServiceNow, Inc.	7,466	4,173
	Texas Instruments, Inc.	25,680	4,083
*	Tyler Technologies, Inc.	7,466	2,883
*	Vertex, Inc.	85,671	1,979
*	Workday, Inc.	10,981	2,359
*	Workiva, Inc.	17,939	1,818
			72,149

	Health Care—15.4%
	Abbott Laboratories	43,694	4,232
*	HealthEquity, Inc.	23,547	1,720
*	Intuitive Surgical, Inc.	18,331	5,358
*	Repligen Corp.	13,865	2,204
*	Treace Medical Concepts, Inc.	127,362	1,670
	UnitedHealth Group, Inc.	19,051	9,605
*	Veeva Systems, Inc.	27,096	5,513
	Zoetis, Inc.	22,686	3,947
			34,249

	Consumer Discretionary—11.4%
*	Amazon.com, Inc.	119,570	15,200
*	Bright Horizons Family Solutions, Inc.	27,928	2,275
*	Etsy, Inc.	10,174	657
*	Five Below, Inc.	14,096	2,268
	NIKE, Inc.	34,688	3,317
*	Skyline Champion Corp.	23,720	1,511
			25,228

	Communication Services—9.0%
*	Alphabet, Inc.	125,243	16,389
	Warner Music Group Corp.	89,850	2,821
*	ZipRecruiter, Inc.	68,797	825
			20,035

	Financials—8.2%
	Aon PLC†	8,272	2,682
	Apollo Global Management, Inc.	35,941	3,226
	Carlyle Group, Inc.	47,759	1,441
	Mastercard, Inc.	27,274	10,798
			18,147

	Industrials—7.8%
*	ACV Auctions, Inc.	190,290	2,888
	Brink’s Co.	50,202	3,647

See accompanying Notes to Portfolio of Investments.

1

Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Industrials — (continued)
*	Chart Industries, Inc.	13,173	$2,228
*	Copart, Inc.	107,261	4,622
*	Energy Recovery, Inc.	55,980	1,187
*	Kornit Digital Ltd.†	19,194	363
*	Verra Mobility Corp.	122,625	2,293
			17,228

	Consumer Staples—5.8%
	Coca-Cola Co.	84,604	4,736
	Estee Lauder Cos., Inc.	10,001	1,445
	Lancaster Colony Corp.	15,912	2,626
*	Performance Food Group Co.	47,447	2,793
*	Vital Farms, Inc.	104,478	1,210
			12,810

	Energy—4.4%
	Cameco Corp.	94,234	3,736
*	Green Plains, Inc.	60,805	1,830
	New Fortress Energy, Inc.	67,644	2,217
	Whitecap Resources, Inc.	228,037	1,925
			9,708

	Real Estate—1.5%
*	CoStar Group, Inc.	43,931	3,378

	Materials—1.1%
	Crown Holdings, Inc.	26,520	2,347

	Total Common Stocks—97.2% (cost $125,382)		215,279

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $5,553, collateralized by U.S. Treasury Note, 0.375%, due 01/15/27, valued at $5,663	$5,552	5,552

	Total Repurchase Agreement—2.5% (cost $5,552)		5,552

	Total Investments—99.7% (cost $130,934)		220,831

	Cash and other assets, less liabilities—0.3%		756

	Net assets—100.0%		$221,587

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

2

Large Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—38.3%
	Accenture PLC†	173,680	$53,339
*	Advanced Micro Devices, Inc.	252,868	26,000
	Intuit, Inc.	90,800	46,393
	Lam Research Corp.	44,750	28,048
	Microsoft Corp.	645,020	203,665
	NVIDIA Corp.	183,200	79,690
*	Palo Alto Networks, Inc.	143,870	33,729
*	Salesforce, Inc.	200,260	40,609
*	ServiceNow, Inc.	63,550	35,522
	Texas Instruments, Inc.	100,180	15,930
			562,925

	Consumer Discretionary—15.3%
*	Amazon.com, Inc.	937,380	119,160
*	Chipotle Mexican Grill, Inc.	20,120	36,856
	NIKE, Inc.	167,760	16,041
*	O’Reilly Automotive, Inc.	34,950	31,765
	Starbucks Corp.	238,350	21,754
			225,576

	Communication Services—11.6%
*	Alphabet, Inc.	1,129,540	147,812
*	Live Nation Entertainment, Inc.	280,842	23,321
			171,133

	Health Care—11.5%
*	Intuitive Surgical, Inc.	119,280	34,864
	UnitedHealth Group, Inc.	147,830	74,534
*	Veeva Systems, Inc.	125,520	25,537
	Zoetis, Inc.	196,060	34,111
			169,046

	Financials—8.7%
	Apollo Global Management, Inc.	363,171	32,598
	Carlyle Group, Inc.	574,980	17,341
	Mastercard, Inc.	199,140	78,842
			128,781

	Consumer Staples—5.4%
	Costco Wholesale Corp.	86,080	48,632
*	Monster Beverage Corp.	589,000	31,187
			79,819

	Materials—3.4%
	Linde PLC†	90,040	33,527
	Martin Marietta Materials, Inc.	39,980	16,411
			49,938

	Industrials—2.2%
*	Copart, Inc.	739,680	31,873

	Real Estate—1.6%
*	CoStar Group, Inc.	300,340	23,093

See accompanying Notes to Portfolio of Investments.

3

Large Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)

Energy—1.4%
Pioneer Natural Resources Co.	87,250	$20,028

Total Common Stocks—99.4% (cost $1,182,387)		1,462,212

Repurchase Agreement
Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $8,495, collateralized by U.S. Treasury Note, 0.375%, due 01/15/27, valued at $8,663	$8,493	8,493

Total Repurchase Agreement—0.6% (cost $8,493)		8,493

Total Investments—100.0% (cost $1,190,880)		1,470,705

Liabilities, plus cash and other assets—(0.0)%		(472)

Net assets—100.0%		$1,470,233

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

4

Mid Cap Value Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—15.8%
	Acuity Brands, Inc.	171	$29
	AGCO Corp.	254	30
*	Alaska Air Group, Inc.	619	23
	Flowserve Corp.	810	32
	ITT, Inc.	359	35
	Knight-Swift Transportation Holdings, Inc.	621	31
	Snap-on, Inc.	142	36
	Timken Co.	440	33
			249

	Information Technology—14.7%
*	Check Point Software Technologies Ltd.†	217	29
	Cognizant Technology Solutions Corp.	433	29
*	DXC Technology Co.	1,074	22
*	F5, Inc.	193	31
*	Flex Ltd.†	1,072	29
	Hewlett Packard Enterprise Co.	1,766	31
	Jabil, Inc.	258	33
	Skyworks Solutions, Inc.	267	26
			230

	Financials—12.3%
*	Arch Capital Group Ltd.†	457	36
	East West Bancorp, Inc.	418	22
	Hartford Financial Services Group, Inc.	390	28
	Huntington Bancshares, Inc.	1,891	20
	Invesco Ltd.†	1,704	25
	KKR & Co., Inc.	536	33
	Willis Towers Watson PLC†	140	29
			193

	Health Care—12.0%
	Cencora, Inc.	161	29
*	Centene Corp.	397	27
	Encompass Health Corp.	428	29
*	Envista Holdings Corp.	953	27
*	Henry Schein, Inc.	228	17
*	Hologic, Inc.	161	11
	Laboratory Corp. of America Holdings	134	27
	Viatris, Inc.	2,117	21
			188

	Consumer Discretionary—10.9%
	Advance Auto Parts, Inc.	408	23
	Brunswick Corp.	315	25
	LKQ Corp.	604	30
	Ralph Lauren Corp.	269	31
	Toll Brothers, Inc.	503	37
	Whirlpool Corp.	193	26
			172

	Energy—7.4%
	APA Corp.	752	31

See accompanying Notes to Portfolio of Investments.

5

Mid Cap Value Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Energy—(continued)
	Coterra Energy, Inc.	824	$22
	Diamondback Energy, Inc.	194	30
	Phillips 66	279	34
			117

	Materials—7.0%
*	Axalta Coating Systems Ltd.†	978	26
	Crown Holdings, Inc.	352	31
	Huntsman Corp.	1,035	25
	PPG Industries, Inc.	211	28
			110

	Real Estate—5.6%
	Camden Property Trust	216	21
	Highwoods Properties, Inc.	982	20
	Host Hotels & Resorts, Inc.	1,756	28
	VICI Properties, Inc.	652	19
			88

	Consumer Staples—4.5%
	Ingredion, Inc.	311	30
	Molson Coors Beverage Co.	248	16
	Tyson Foods, Inc.	478	24
			70

	Utilities—3.1%
	Entergy Corp.	283	26
	PPL Corp.	989	23
			49

	Communication Services—1.0%
*	Warner Bros Discovery, Inc.	1,211	15

	Total Common Stocks—94.3% (cost $1,557)		1,481

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $106, collateralized by U.S. Treasury Note, 1.250%, due 12/31/26, valued at $108	$106	106

	Total Repurchase Agreement—6.7% (cost $106)		106

	Total Investments—101.0% (cost $1,663)		1,587

	Liabilities, plus cash and other assets—(1.0)%		(15)

	Net assets—100.0%		$1,572

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

6

Small-Mid Cap Core Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—22.8%
*	ACV Auctions, Inc.	133,222	$2,022
*	Atkore, Inc.	6,028	899
*	Axon Enterprise, Inc.	14,433	2,872
	Brink’s Co.	33,541	2,436
*	Builders FirstSource, Inc.	21,152	2,633
	BWX Technologies, Inc.	54,988	4,123
*	Casella Waste Systems, Inc.	41,856	3,194
*	Chart Industries, Inc.	21,994	3,720
*	Energy Recovery, Inc.	32,977	699
*	GXO Logistics, Inc.	41,966	2,461
	Lincoln Electric Holdings, Inc.	5,926	1,077
*	Mercury Systems, Inc.	81,601	3,027
*	Shoals Technologies Group, Inc.	60,537	1,105
*	Trex Co., Inc.	19,917	1,228
*	Verra Mobility Corp.	136,984	2,562
*	WillScot Mobile Mini Holdings Corp.	55,167	2,294
			36,352

	Health Care—14.4%
*	Acadia Healthcare Co., Inc.	24,348	1,712
*	Avantor, Inc.	44,729	943
	Bio-Techne Corp.	20,422	1,390
*	Certara, Inc.	77,579	1,128
	Chemed Corp.	5,553	2,886
	Encompass Health Corp.	54,878	3,686
*	Globus Medical, Inc.	30,187	1,499
*	Insulet Corp.	7,685	1,226
*	Merit Medical Systems, Inc.	46,696	3,223
*	Neogen Corp.	72,136	1,337
*	Repligen Corp.	6,493	1,032
*	Sotera Health Co.	75,714	1,134
*	Veradigm, Inc.	134,088	1,762
			22,958

	Financials—11.7%
	Carlyle Group, Inc.	76,346	2,303
	Columbia Banking System, Inc.	83,669	1,699
	East West Bancorp, Inc.	39,879	2,102
*	Euronet Worldwide, Inc.	13,866	1,101
	Everest Group Ltd.†	3,369	1,252
*	Goosehead Insurance, Inc.	14,671	1,093
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	55,753	1,182
	Tradeweb Markets, Inc.	25,323	2,031
	Virtu Financial, Inc.	105,931	1,829
	Western Alliance Bancorp	50,267	2,311
	Wintrust Financial Corp.	23,168	1,749
			18,652

	Consumer Discretionary—10.4%
	ADT, Inc.	207,397	1,244
*	Boot Barn Holdings, Inc.	12,091	982
*	Bright Horizons Family Solutions, Inc.	39,637	3,229
*	Fox Factory Holding Corp.	6,768	670
*	Grand Canyon Education, Inc.	12,796	1,496

See accompanying Notes to Portfolio of Investments.

7

Small-Mid Cap Core Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Consumer Discretionary—(continued)
	Installed Building Products, Inc.	8,304	$1,037
*	National Vision Holdings, Inc.	98,256	1,590
	Pool Corp.	6,285	2,238
*	Revolve Group, Inc.	36,057	491
	Signet Jewelers Ltd.†	17,831	1,280
*	Skyline Champion Corp.	36,613	2,333
			16,590

	Materials—8.6%
	Berry Global Group, Inc.	42,494	2,631
	CF Industries Holdings, Inc.	26,134	2,241
	Crown Holdings, Inc.	33,060	2,925
	Eagle Materials, Inc.	11,051	1,840
	FMC Corp.	15,306	1,025
	Sylvamo Corp.	68,352	3,003
			13,665

	Information Technology—8.5%
*	Alarm.com Holdings, Inc.	18,798	1,149
*	Ambarella, Inc.†	14,141	750
	Cognex Corp.	26,444	1,122
*	Dynatrace, Inc.	43,112	2,015
	Entegris, Inc.	13,124	1,232
*	JFrog Ltd.†	42,972	1,090
*	Lattice Semiconductor Corp.	14,921	1,282
*	Nice Ltd.—ADR	11,529	1,960
*	Onto Innovation, Inc.	7,545	962
*	Pure Storage, Inc.	29,932	1,066
*	Wolfspeed, Inc.	25,349	966
			13,594

	Energy—6.7%
	Cameco Corp.	63,446	2,515
*	Green Plains, Inc.	45,007	1,355
	New Fortress Energy, Inc.	69,901	2,291
	TechnipFMC PLC†	128,413	2,612
	Whitecap Resources, Inc.	218,910	1,848
			10,621

	Real Estate—6.4%
	Agree Realty Corp.	31,258	1,727
	Americold Realty Trust, Inc.	93,343	2,838
	Equity LifeStyle Properties, Inc.	38,897	2,478
	Healthcare Realty Trust, Inc.	129,971	1,985
	Pebblebrook Hotel Trust	80,545	1,095
			10,123

	Consumer Staples—4.6%
	Inter Parfums, Inc.	13,542	1,819
	Lancaster Colony Corp.	11,167	1,843
*	Performance Food Group Co.	26,934	1,586
	Primo Water Corp.	150,809	2,081
			7,329

See accompanying Notes to Portfolio of Investments.

8

Small-Mid Cap Core Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Utilities—1.5%
	IDACORP, Inc.	25,936	$2,429

	Communication Services—0.9%
*	Live Nation Entertainment, Inc.	9,742	809
*	ZipRecruiter, Inc.	57,301	687
			1,496

	Total Common Stocks—96.5% (cost $155,412)		153,809

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $5,594, collateralized by U.S. Treasury Note, 0.375%, due 01/15/27, valued at $5,705	$5,593	5,593

	Total Repurchase Agreement—3.5% (cost $5,593)		5,593

	Total Investments—100.0% (cost $161,005)		159,402

	Cash and other assets, less liabilities—0.0%		61

	Net assets—100.0%		$159,463

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

9

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Health Care—23.5%
*	Acadia Healthcare Co., Inc.	450,180	$31,652
*	Amicus Therapeutics, Inc.	1,589,700	19,331
	Bio-Techne Corp.	385,400	26,234
*	Blueprint Medicines Corp.	240,204	12,063
*	Certara, Inc.	893,283	12,988
*	Charles River Laboratories International, Inc.	76,437	14,980
	Chemed Corp.	85,384	44,374
	Encompass Health Corp.	799,466	53,692
*	Evolent Health, Inc.	518,400	14,116
*	Globus Medical, Inc.	252,695	12,546
*	HealthEquity, Inc.	435,108	31,785
*	Insmed, Inc.	661,151	16,694
*	Inspire Medical Systems, Inc.	97,442	19,336
*	Insulet Corp.	118,246	18,859
*	Merit Medical Systems, Inc.	511,926	35,333
*	Neogen Corp.	692,000	12,830
*	Penumbra, Inc.	129,886	31,421
*	Repligen Corp.	159,600	25,378
*	Twist Bioscience Corp.	592,973	12,014
			445,626

	Industrials—22.0%
	Advanced Drainage Systems, Inc.	286,300	32,590
*	Axon Enterprise, Inc.	218,948	43,568
	Brink’s Co.	431,237	31,325
*	Builders FirstSource, Inc.	267,056	33,246
	BWX Technologies, Inc.	838,552	62,875
*	Casella Waste Systems, Inc.	334,161	25,497
*	Chart Industries, Inc.	223,687	37,830
	HEICO Corp.	265,156	34,263
*	Mercury Systems, Inc.	917,692	34,037
	Regal Rexnord Corp.	99,600	14,231
*	Shoals Technologies Group, Inc.	802,930	14,653
*	SiteOne Landscape Supply, Inc.	107,600	17,587
*	Trex Co., Inc.	348,221	21,461
*	WillScot Mobile Mini Holdings Corp.	327,000	13,600
			416,763

	Information Technology—17.9%
*	Alarm.com Holdings, Inc.	353,041	21,585
*	Ambarella, Inc.†	229,300	12,160
	Cognex Corp.	453,247	19,236
*	Dynatrace, Inc.	584,986	27,336
	Entegris, Inc.	157,076	14,751
*	Guidewire Software, Inc.	405,155	36,464
*	Lattice Semiconductor Corp.	229,200	19,695
	National Instruments Corp.	259,451	15,468
*	Nice Ltd.—ADR	119,868	20,378
*	Novanta, Inc.†	159,554	22,886
*	SPS Commerce, Inc.	90,800	15,491
*	Super Micro Computer, Inc.	90,800	24,899
*	Tenable Holdings, Inc.	599,188	26,844
*	Tyler Technologies, Inc.	83,800	32,359
*	Varonis Systems, Inc.	516,332	15,769

See accompanying Notes to Portfolio of Investments.

10

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Information Technology — (continued)
*	Wolfspeed, Inc.	359,213	$13,686
			339,007

	Consumer Discretionary—8.3%
*	Bright Horizons Family Solutions, Inc.	227,100	18,500
*	Burlington Stores, Inc.	70,461	9,533
*	Five Below, Inc.	200,600	32,276
*	Fox Factory Holding Corp.	91,106	9,027
*	National Vision Holdings, Inc.	1,386,376	22,432
	Pool Corp.	98,000	34,898
*	Revolve Group, Inc.	875,092	11,910
*	TopBuild Corp.	75,100	18,895
			157,471

	Financials—7.2%
	Carlyle Group, Inc.	890,300	26,851
*	Euronet Worldwide, Inc.	158,374	12,572
	Everest Group Ltd.†	40,500	15,053
*	Flywire Corp.	527,303	16,816
	Tradeweb Markets, Inc.	360,400	28,904
	Virtu Financial, Inc.	1,040,036	17,961
	Western Alliance Bancorp	399,416	18,361
			136,518

	Energy—7.1%
	Cameco Corp.	710,462	28,163
*	Kosmos Energy Ltd.	2,521,500	20,626
	New Fortress Energy, Inc.	846,612	27,752
	Noble Corp. PLC†	319,900	16,203
	TechnipFMC PLC†	800,400	16,280
	Whitecap Resources, Inc.	3,122,100	26,350
			135,374

	Consumer Staples—6.2%
*	elf Beauty, Inc.	237,600	26,096
*	Freshpet, Inc.	542,279	35,725
	Lancaster Colony Corp.	213,330	35,206
*	Performance Food Group Co.	348,095	20,489
			117,516

	Materials—4.9%
	CF Industries Holdings, Inc.	479,231	41,089
	Crown Holdings, Inc.	409,887	36,267
	Eagle Materials, Inc.	92,500	15,403
			92,759

	Real Estate—1.0%
	FirstService Corp.	138,468	20,153

	Communication Services—0.9%
*	Live Nation Entertainment, Inc.	213,312	17,713

See accompanying Notes to Portfolio of Investments.

11

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Total Common Stocks—99.0% (cost $1,785,077)		$1,878,900

	Rights

	Health Care—0.0%
*	Abiomed, Inc. CVR**	80,133	—

	Total Rights—0.0% (cost $81)		—

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $11,285, collateralized by U.S. Treasury Note, 1.500% - 4.125%, due 01/31/27 - 09/30/27, valued at $11,508	$11,283	11,283

	Total Repurchase Agreement—0.6% (cost $11,283)		11,283

	Total Investments—99.6% (cost $1,796,441)		1,890,183

	Cash and other assets, less liabilities—0.4%		6,838

	Net assets—100.0%		$1,897,021

ADR = American Depository Receipt

CVR = Contingent Value Right

* = Non-income producing security

** = Fair valued pursuant to the Fund’s Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at September 30, 2023.

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

12

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—20.7%
	ABM Industries, Inc.	556	$22
	Acuity Brands, Inc.	134	23
	AGCO Corp.	196	23
*	Alaska Air Group, Inc.	477	18
	Armstrong World Industries, Inc.	263	19
	Flowserve Corp.	688	27
	GrafTech International Ltd.	2,395	9
*	Hub Group, Inc.	356	28
	ITT, Inc.	225	22
	Knight-Swift Transportation Holdings, Inc.	411	21
	Korn Ferry	264	12
	Maximus, Inc.	308	23
	MillerKnoll, Inc.	716	17
*	OPENLANE, Inc.	1,067	16
	Snap-on, Inc.	90	23
	Terex Corp.	359	21
	Timken Co.	282	21
			345

	Information Technology—14.5%
*	Check Point Software Technologies Ltd.†	171	23
*	DXC Technology Co.	865	18
*	F5, Inc.	151	24
	Hewlett Packard Enterprise Co.	1,305	23
*	IPG Photonics Corp.	230	23
	Jabil, Inc.	203	26
	Kulicke & Soffa Industries, Inc.	405	20
	Methode Electronics, Inc.	679	15
*	NetScout Systems, Inc.	593	17
*	Perficient, Inc.	303	17
*	Qorvo, Inc.	217	21
*	Verint Systems, Inc.	665	15
			242

	Consumer Discretionary—13.2%
*	Adient PLC†	536	20
	Advance Auto Parts, Inc.	318	18
	Bloomin’ Brands, Inc.	844	21
	Brunswick Corp.	237	19
	Carter’s, Inc.	346	24
	Cracker Barrel Old Country Store, Inc.	205	14
	LKQ Corp.	469	23
	Ralph Lauren Corp.	212	24
*	Taylor Morrison Home Corp.	529	22
	Whirlpool Corp.	150	20
	Winnebago Industries, Inc.	253	15
			220

	Financials—11.5%
	Ameris Bancorp	474	18
*	Arch Capital Group Ltd.†	344	27
	Eastern Bankshares, Inc.	1,410	18
	Invesco Ltd.†	1,322	19
	Old National Bancorp	1,070	16

See accompanying Notes to Portfolio of Investments.

13

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Financials — (continued)
	Pacific Premier Bancorp, Inc.	728	$16
	Pinnacle Financial Partners, Inc.	301	20
*	PRA Group, Inc.	508	10
	Synovus Financial Corp.	519	14
*	Texas Capital Bancshares, Inc.	277	16
	Webster Financial Corp.	408	17
			191

	Real Estate—9.2%
	Camden Property Trust	147	14
	Elme Communities	1,036	14
	Empire State Realty Trust, Inc.	2,263	18
	Four Corners Property Trust, Inc.	802	18
	Highwoods Properties, Inc.	588	12
	Kite Realty Group Trust	1,073	23
	Pebblebrook Hotel Trust	1,197	16
	STAG Industrial, Inc.	634	22
	Sunstone Hotel Investors, Inc.	1,793	17
			154

	Materials—7.4%
*	Axalta Coating Systems Ltd.†	920	25
	Crown Holdings, Inc.	277	25
	Greif, Inc.	301	20
	Huntsman Corp.	799	19
	Minerals Technologies, Inc.	293	16
	Orion SA†	885	19
			124

	Health Care—6.2%
	Encompass Health Corp.	365	24
*	Envista Holdings Corp.	737	21
	Laboratory Corp. of America Holdings	105	21
*	QuidelOrtho Corp.	293	21
	Viatris, Inc.	1,727	17
			104

	Energy—6.2%
*	Expro Group Holdings NV†	1,177	27
	Matador Resources Co.	485	29
	PBF Energy, Inc.	390	21
	SM Energy Co.	676	27
			104

	Consumer Staples—3.5%
	Ingredion, Inc.	242	24
	Spectrum Brands Holdings, Inc.	205	16
*	TreeHouse Foods, Inc.	407	18
			58

	Utilities—2.2%
	Northwestern Energy Group, Inc.	333	16

See accompanying Notes to Portfolio of Investments.

14

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Common Stocks—(continued)

Utilities — (continued)
Spire, Inc.	353	$20
		36

Communication Services—1.1%
John Wiley & Sons, Inc.	503	19

Total Common Stocks—95.7% (cost $1,653)		1,597

Total Investments—95.7% (cost $1,653)		1,597

Cash and other assets, less liabilities—4.3%		71

Net assets—100.0%		$1,668

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

15

Small Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Health Care—22.3%
*	Acadia Healthcare Co., Inc.	115,159	$8,097
*	Alignment Healthcare, Inc.	634,588	4,404
*	Amicus Therapeutics, Inc.	774,140	9,413
*	BioLife Solutions, Inc.	224,587	3,101
*	Blueprint Medicines Corp.	80,660	4,051
*	Certara, Inc.	411,533	5,984
	Encompass Health Corp.	213,630	14,347
*	Globus Medical, Inc.	165,310	8,208
*	HealthEquity, Inc.	130,815	9,556
*	Insmed, Inc.	299,080	7,552
*	Inspire Medical Systems, Inc.	44,320	8,795
*	Ligand Pharmaceuticals, Inc.	53,070	3,180
*	Merit Medical Systems, Inc.	160,920	11,107
*	Mirum Pharmaceuticals, Inc.	177,290	5,602
*	OmniAb, Inc.	950,479	4,933
*	OmniAb, Inc. 12.50 Earnout (Acquired 11/02/22, Cost $0)**#	23,037	—
*	OmniAb, Inc. 15.00 Earnout (Acquired 11/02/22, Cost $0)**#	23,037	—
*	Sotera Health Co.	250,370	3,750
*	Treace Medical Concepts, Inc.	517,510	6,785
*	Twist Bioscience Corp.	192,146	3,893
*	Veracyte, Inc.	209,240	4,672
*	Veradigm, Inc.	651,878	8,566
*	Vericel Corp.	284,310	9,530
			145,526

	Industrials—20.7%
*	ACV Auctions, Inc.	551,450	8,371
	Albany International Corp.	113,005	9,750
*	Atkore, Inc.	58,300	8,698
	Brink’s Co.	201,056	14,604
	BWX Technologies, Inc.	192,587	14,440
*	Casella Waste Systems, Inc.	200,850	15,325
*	Chart Industries, Inc.	47,753	8,076
	Douglas Dynamics, Inc.	239,623	7,232
*	Ducommun, Inc.	159,042	6,920
*	Energy Recovery, Inc.	133,196	2,825
*	Kornit Digital Ltd.†	288,300	5,452
*	Mercury Systems, Inc.	253,406	9,399
*	Montrose Environmental Group, Inc.	166,548	4,873
*	Shoals Technologies Group, Inc.	252,760	4,613
*	Verra Mobility Corp.	455,019	8,509
*	WNS Holdings Ltd.—ADR	96,830	6,629
			135,716

	Information Technology—17.7%
*	Alarm.com Holdings, Inc.	136,960	8,374
*	Ambarella, Inc.†	84,250	4,468
*	Applied Digital Corp.	382,940	2,390
*	Calix, Inc.	124,190	5,693
*	Guidewire Software, Inc.	100,230	9,021
*	JFrog Ltd.†	339,810	8,618
*	Novanta, Inc.†	54,710	7,848
*	Onto Innovation, Inc.	72,670	9,267
*	PDF Solutions, Inc.	184,641	5,982

See accompanying Notes to Portfolio of Investments.

16

Small Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Information Technology — (continued)
	Power Integrations, Inc.	69,080	$5,271
*	PROS Holdings, Inc.	224,621	7,776
*	SiTime Corp.	23,085	2,637
*	SPS Commerce, Inc.	36,740	6,268
*	Super Micro Computer, Inc.	18,370	5,037
*	Varonis Systems, Inc.	212,310	6,484
*	Vertex, Inc.	424,193	9,799
*	Workiva, Inc.	104,220	10,562
			115,495

	Consumer Discretionary—10.2%
*	Boot Barn Holdings, Inc.	71,714	5,822
	Cheesecake Factory, Inc.	214,430	6,497
*	Fox Factory Holding Corp.	30,750	3,047
	Golden Entertainment, Inc.	150,940	5,159
*	Grand Canyon Education, Inc.	66,330	7,753
*	National Vision Holdings, Inc.	429,502	6,949
*	OneSpaWorld Holdings Ltd.†	440,440	4,942
*	Revolve Group, Inc.	137,927	1,877
	Signet Jewelers Ltd.†	87,850	6,309
*	Skyline Champion Corp.	136,960	8,727
	Winmark Corp.	25,560	9,537
			66,619

	Financials—6.7%
*	Donnelley Financial Solutions, Inc.	173,300	9,753
*	Euronet Worldwide, Inc.	75,870	6,023
*	Flywire Corp.	160,120	5,106
*	Goosehead Insurance, Inc.	53,910	4,018
	StepStone Group, Inc.	138,160	4,363
	Virtu Financial, Inc.	392,120	6,772
	Western Alliance Bancorp	172,825	7,945
			43,980

	Energy—6.0%
	ChampionX Corp.	274,330	9,772
*	Green Plains, Inc.	261,512	7,871
	New Fortress Energy, Inc.	214,830	7,042
	TechnipFMC PLC†	288,300	5,864
	Whitecap Resources, Inc.	1,037,810	8,759
			39,308

	Consumer Staples—4.4%
*	elf Beauty, Inc.	75,630	8,306
*	Performance Food Group Co.	123,390	7,263
*	Vita Coco Co., Inc.	249,570	6,499
*	Vital Farms, Inc.	607,350	7,033
			29,101

	Materials—3.2%
	Balchem Corp.	61,090	7,578
	Orion SA†	254,437	5,414

See accompanying Notes to Portfolio of Investments.

17

Small Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Materials — (continued)
	Sylvamo Corp.	176,100	$7,738
			20,730

	Communication Services—2.7%
*	Gogo, Inc.	542,660	6,474
*	QuinStreet, Inc.	724,755	6,501
*	ZipRecruiter, Inc.	395,720	4,745
			17,720

	Real Estate—2.1%
	Colliers International Group, Inc.	54,028	5,146
	FirstService Corp.	58,177	8,467
			13,613

	Total Common Stocks—96.0% (cost $591,978)		627,808

	Exchange-Traded Fund

	Exchange-Traded Fund—0.9%
	iShares Russell 2000 Growth ETF	26,280	5,890

	Total Exchange-Traded Fund—0.9% (cost $5,993)		5,890

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $25,272, collateralized by U.S. Treasury Note, 0.375%, due 01/15/27, valued at $25,772	$25,267	25,267

	Total Repurchase Agreement—3.9% (cost $25,267)		25,267

	Total Investments—100.8% (cost $623,238)		658,965

	Liabilities, plus cash and other assets—(0.8)%		(5,076)

	Net assets—100.0%		$653,889

ADR = American Depository Receipt

* = Non-income producing security

** = Fair valued pursuant to the Fund’s Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at September 30, 2023.

# = Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). The value of such restricted securities represents 0.00% of the Fund’s net assets at September 30, 2023.

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

18

Small Cap Value Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—22.8%
	ABM Industries, Inc.	328,548	$13,145
	Albany International Corp.	153,153	13,214
	Armstrong World Industries, Inc.	179,637	12,934
	Astec Industries, Inc.	83,192	3,919
	Brady Corp.	273,916	15,043
*	CBIZ, Inc.	231,184	11,998
*	Conduent, Inc.	2,559,628	8,908
	CSG Systems International, Inc.	247,686	12,662
	Deluxe Corp.	516,501	9,757
	GrafTech International Ltd.	1,815,113	6,952
	Granite Construction, Inc.	416,785	15,846
*	Great Lakes Dredge & Dock Corp.	978,865	7,802
	Hillenbrand, Inc.	318,422	13,472
*	Hub Group, Inc.	167,537	13,158
	Korn Ferry	125,568	5,957
	Marten Transport Ltd.	604,073	11,906
	Maximus, Inc.	175,466	13,104
	MillerKnoll, Inc.	449,355	10,987
*	OPENLANE, Inc.	606,395	9,047
*	PGT Innovations, Inc.	643,518	17,858
*	SP Plus Corp.	348,205	12,570
	Tennant Co.	8,443	626
	Terex Corp.	207,977	11,984
*	Thermon Group Holdings, Inc.	284,604	7,818
*	Titan Machinery, Inc.	168,498	4,479
	Werner Enterprises, Inc.	297,757	11,598
			276,744

	Financials—15.9%
	Ameris Bancorp	316,753	12,160
	Atlantic Union Bankshares Corp.	276,628	7,961
	Banc of California, Inc.	726,391	8,993
	Brightsphere Investment Group, Inc.	481,521	9,337
	Compass Diversified Holdings	688,674	12,926
	Eastern Bankshares, Inc.	1,001,480	12,559
	Enterprise Financial Services Corp.	280,191	10,507
	First Bancorp	273,165	7,687
	First Merchants Corp.	331,182	9,213
	Hancock Whitney Corp.	240,042	8,879
	MGIC Investment Corp.	729,000	12,167
	Old National Bancorp	834,882	12,139
	Pacific Premier Bancorp, Inc.	337,214	7,338
	Pinnacle Financial Partners, Inc.	174,545	11,702
*	PRA Group, Inc.	425,235	8,169
	Seacoast Banking Corp. of Florida	377,921	8,299
	Simmons First National Corp.	427,475	7,250
	Stellar Bancorp, Inc.	34,187	729
*	Texas Capital Bancshares, Inc.	253,428	14,927
	Washington Federal, Inc.	375,170	9,612
			192,554

	Consumer Discretionary—13.0%
*	Adient PLC†	272,611	10,005
	Bloomin’ Brands, Inc.	633,084	15,567

See accompanying Notes to Portfolio of Investments.

19

Small Cap Value Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Consumer Discretionary — (continued)
	Carter’s, Inc.	215,750	$14,919
	Cracker Barrel Old Country Store, Inc.	123,064	8,270
	Designer Brands, Inc.	1,048,825	13,278
	El Pollo Loco Holdings, Inc.	567,223	5,077
	La-Z-Boy, Inc.	486,376	15,019
	Oxford Industries, Inc.	125,229	12,038
	Standard Motor Products, Inc.	376,599	12,661
	Steven Madden Ltd.	363,196	11,539
*	Taylor Morrison Home Corp.	310,818	13,244
*	Tri Pointe Homes, Inc.	455,635	12,462
*	Universal Electronics, Inc.	213,215	1,930
	Winnebago Industries, Inc.	199,047	11,833
			157,842

	Information Technology—10.1%
	ADTRAN Holdings, Inc.	936,932	7,711
	AudioCodes Ltd.†	560,373	5,665
	Belden, Inc.	153,483	14,819
*	Cognyte Software Ltd.†	1,106,118	5,320
*	Diodes, Inc.	62,607	4,936
*	Knowles Corp.	898,243	13,303
	Kulicke & Soffa Industries, Inc.	285,009	13,860
	Methode Electronics, Inc.	422,057	9,644
*	NetScout Systems, Inc.	449,994	12,609
*	Perficient, Inc.	219,184	12,682
*	Plexus Corp.	9,218	857
	Progress Software Corp.	218,160	11,471
*	Verint Systems, Inc.	400,003	9,196
			122,073

	Real Estate—8.9%
	Brandywine Realty Trust	642,784	2,918
	CareTrust REIT, Inc.	625,875	12,830
	Elme Communities	665,097	9,072
	Empire State Realty Trust, Inc.	1,500,806	12,067
	Four Corners Property Trust, Inc.	442,577	9,821
	Kite Realty Group Trust	782,128	16,753
	Pebblebrook Hotel Trust	867,241	11,786
	STAG Industrial, Inc.	377,337	13,022
	Sunstone Hotel Investors, Inc.	963,025	9,004
	UMH Properties, Inc.	804,335	11,277
			108,550

	Energy—7.8%
*	Dril-Quip, Inc.	496,873	13,997
*	Earthstone Energy, Inc.	923,271	18,687
*	Expro Group Holdings NV†	749,836	17,419
	Matador Resources Co.	219,555	13,059
	PBF Energy, Inc.	284,790	15,245
	SM Energy Co.	404,101	16,022
			94,429

	Materials—6.8%
*	Ecovyst, Inc.	1,317,267	12,962

See accompanying Notes to Portfolio of Investments.

20

Small Cap Value Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Materials — (continued)
	Greif, Inc.	182,766	$12,210
	Kaiser Aluminum Corp.	170,180	12,808
	Minerals Technologies, Inc.	220,866	12,095
	Myers Industries, Inc.	649,027	11,637
	Orion SA†	577,893	12,297
	Ryerson Holding Corp.	315,501	9,178
			83,187

	Health Care—5.4%
*	ANI Pharmaceuticals, Inc.	196,404	11,403
*	Avanos Medical, Inc.	428,206	8,658
*	Integer Holdings Corp.	185,305	14,534
*	Lantheus Holdings, Inc.	133,923	9,305
*	ModivCare, Inc.	103,295	3,255
*	NextGen Healthcare, Inc.	535,508	12,708
*	Owens & Minor, Inc.	354,592	5,730
			65,593

	Consumer Staples—5.3%
	Cal-Maine Foods, Inc.	266,960	12,926
*	Central Garden & Pet Co.	348,019	13,952
	Edgewell Personal Care Co.	244,042	9,020
	Spectrum Brands Holdings, Inc.	108,734	8,519
*	Sprouts Farmers Market, Inc.	203,569	8,713
*	TreeHouse Foods, Inc.	246,083	10,724
			63,854

	Utilities—1.7%
	Northwestern Energy Group, Inc.	221,163	10,629
	Spire, Inc.	184,349	10,431
			21,060

	Communication Services—0.9%
	John Wiley & Sons, Inc.	289,226	10,750

	Total Common Stocks—98.6% (cost $1,235,072)		1,196,636

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $15,354, collateralized by U.S. Treasury Note, 1.250%, due 06/30/28, valued at $15,658	$15,351	15,351

	Total Repurchase Agreement—1.3% (cost $15,351)		15,351

	Total Investments—99.9% (cost $1,250,423)		1,211,987

	Cash and other assets, less liabilities—0.1%		1,119

	Net assets—100.0%		$1,213,106

REIT = Real Estate Investment Trust
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

21

Global Leaders Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Western Hemisphere—52.1%

	Canada—3.2%
	Canadian Pacific Kansas City Ltd. (Ground transportation)	27,083	$2,015
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	2,516	970
			2,985

	United States—48.9%
*	Alphabet, Inc. (Interactive media & services)	26,070	3,412
*	Amazon.com, Inc. (Broadline retail)	20,147	2,561
*	Autodesk, Inc. (Software)	5,825	1,205
	Booz Allen Hamilton Holding Corp. (Professional services)	11,959	1,307
	Chevron Corp. (Oil, gas & consumable fuels)	9,742	1,643
	Crown Holdings, Inc. (Containers & packaging)	16,675	1,475
*	Enphase Energy, Inc. (Semiconductors & semiconductor equipment)	2,130	256
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	2,598	1,136
*	Inspire Medical Systems, Inc. (Health care equipment & supplies)	2,715	539
	Intercontinental Exchange, Inc. (Capital markets)	12,162	1,338
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	4,714	1,378
	Mastercard, Inc. (Financial services)	8,482	3,358
*	Meta Platforms, Inc. (Interactive media & services)	7,142	2,144
	Microsoft Corp. (Software)	16,350	5,162
*	Monster Beverage Corp. (Beverages)	18,184	963
	NIKE, Inc. (Textiles, apparel & luxury goods)	11,911	1,139
	Old Dominion Freight Line, Inc. (Ground transportation)	4,602	1,883
	Prologis, Inc. (Industrial REITs)	5,216	585
	Roper Technologies, Inc. (Software)	2,205	1,068
*	Salesforce, Inc. (Software)	7,379	1,496
*	Synopsys, Inc. (Software)	4,626	2,123
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	3,174	1,607
*	Ulta Beauty, Inc. (Specialty retail)	2,794	1,116
	UnitedHealth Group, Inc. (Health care providers & services)	4,869	2,455
	Vulcan Materials Co. (Construction materials)	4,974	1,005
	Watsco, Inc. (Trading companies & distributors)	2,465	931
*	Workday, Inc. (Software)	6,359	1,366
	Zoetis, Inc. (Pharmaceuticals)	7,257	1,263
			45,914

	Europe—26.8%

	Denmark—4.5%
	DSV AS (Air freight & logistics)	10,051	1,879
	Novo Nordisk AS (Pharmaceuticals)	25,222	2,302
			4,181

	France—7.5%
	Airbus SE (Aerospace & defense)	21,379	2,870
	Dassault Systemes SE (Software)	37,116	1,385
	Hermes International SCA (Textiles, apparel & luxury goods)	261	477
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	2,142	1,622
	Vinci SA (Construction & engineering)	6,527	725
			7,079

See accompanying Notes to Portfolio of Investments.

22

Global Leaders Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—(continued)

	Germany—2.4%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	32,213	$1,068
	MTU Aero Engines AG (Aerospace & defense)	6,659	1,209
			2,277

	Ireland—4.4%
	Linde PLC (Chemicals)†	4,365	1,625
*	Ryanair Holdings PLC—ADR (Passenger airlines)	11,358	1,104
	Trane Technologies PLC (Building products)†	6,783	1,377
			4,106

	Italy—0.6%
	Ferrari NV (Automobiles)†	1,811	535

	Netherlands—0.9%
	ASML Holding NV (Semiconductors & semiconductor equipment)	1,426	843

	Sweden—3.5%
	Atlas Copco AB (Machinery)	131,992	1,779
	Evolution AB (Hotels, restaurants & leisure)	7,990	809
	Hexagon AB (Electronic equipment, instruments & components)	13,009	111
	Indutrade AB (Machinery)	34,160	634
			3,333

	Switzerland—3.0%
	Lonza Group AG (Life sciences tools & services)	2,287	1,064
	Partners Group Holding AG (Capital markets)	829	937
	Zurich Insurance Group AG (Insurance)	1,746	801
			2,802

	United Kingdom—8.9%
	Ashtead Group PLC (Trading companies & distributors)	20,622	1,259
	Compass Group PLC (Hotels, restaurants & leisure)	72,828	1,777
	Diageo PLC (Beverages)	25,317	937
	Experian PLC (Professional services)	33,848	1,111
	Halma PLC (Electronic equipment, instruments & components)	43,472	1,028
	Rentokil Initial PLC (Commercial services & supplies)	206,827	1,540
	Spirax-Sarco Engineering PLC (Machinery)	6,520	758
			8,410

	Emerging Asia—4.8%

	India—3.1%
	HDFC Bank Ltd.—ADR (Banks)	26,756	1,579
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	48,227	1,360
			2,939
	Taiwan—1.7%
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	17,820	1,549

See accompanying Notes to Portfolio of Investments.

23

Global Leaders Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Asia—2.2%

	Australia—0.9%
	CSL Ltd. (Biotechnology)	5,230	$843

	Hong Kong—1.3%
	AIA Group Ltd. (Insurance)	154,000	1,256

	Japan—1.8%
	Daikin Industries Ltd. (Building products)	4,400	691
	Keyence Corp. (Electronic equipment, instruments & components)	2,800	1,040
			1,731

	Emerging Latin America—0.9%

	Brazil—0.9%
*	MercadoLibre, Inc. (Broadline retail)	652	827

	Total Common Stocks—97.5% (cost $62,460)		91,610

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $1,960, collateralized by U.S. Treasury Note, 4.125%, due 09/30/27, valued at $1,999	$1,959	1,959

	Total Repurchase Agreement—2.1% (cost $1,959)		1,959

	Total Investments—99.6% (cost $64,419)		93,569

	Cash and other assets, less liabilities—0.4%		346

	Net assets—100.0%		$93,915

ADR = American Depository Receipt
REIT = Real Estate Investment Trust
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

24

Global Leaders Fund

Portfolio of Investments, September 30, 2023 (unaudited)

At September 30, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	25.2%
Information Technology	21.5%
Health Care	13.7%
Consumer Discretionary	12.9%
Financials	10.1%
Communication Services	6.1%
Materials	4.5%
Energy	3.3%
Consumer Staples	2.1%
Real Estate	0.6%
Total	100.0%

At September 30, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	62.8%
Euro	11.1%
British Pound Sterling	9.2%
Danish Krone	4.6%
Swedish Krona	3.6%
Swiss Franc	3.0%
Japanese Yen	1.9%
Indian Rupee	1.5%
Hong Kong Dollar	1.4%
All Other Currencies	0.9%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

25

International Leaders Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe—43.6%

	Denmark—4.9%
	DSV AS (Air freight & logistics)	86,806	$16,230
	Novo Nordisk AS (Pharmaceuticals)	357,256	32,609
			48,839

	France—13.8%
	Airbus SE (Aerospace & defense)	139,404	18,715
	Dassault Systemes SE (Software)	406,467	15,168
	L’Oreal SA (Personal care products)	46,242	19,223
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	32,552	24,655
	Safran SA (Aerospace & defense)	106,705	16,769
	Sartorius Stedim Biotech (Life sciences tools & services)	27,788	6,640
	Schneider Electric SE (Electrical equipment)	94,385	15,665
	Vinci SA (Construction & engineering)	186,436	20,700
			137,535

	Germany—1.6%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	475,206	15,753

	Ireland—4.9%
*	ICON PLC (Life sciences tools & services)†	71,883	17,701
	Kingspan Group PLC (Building products)	165,906	12,447
	Linde PLC (Chemicals)†	49,537	18,445
			48,593

	Italy—2.3%
	Ferrari NV (Automobiles)†	42,876	12,672
	Moncler SpA (Textiles, apparel & luxury goods)	184,088	10,720
			23,392

	Netherlands—3.9%
	ASML Holding NV (Semiconductors & semiconductor equipment)	46,773	27,648
	BE Semiconductor Industries NV (Semiconductors & semiconductor equipment)	110,901	10,904
			38,552

	Norway—1.4%
	Equinor ASA (Oil, gas & consumable fuels)	419,032	13,756

	Spain—2.6%
	Amadeus IT Group SA (Hotels, restaurants & leisure)	312,816	18,944
	Industria de Diseno Textil SA (Specialty retail)	193,365	7,214
			26,158

	Sweden—3.5%
	Atlas Copco AB (Machinery)	1,155,337	15,571
	Evolution AB (Hotels, restaurants & leisure)	132,866	13,455
	Hexagon AB (Electronic equipment, instruments & components)	138,207	1,181
	Indutrade AB (Machinery)	242,585	4,501
			34,708

	Switzerland—4.7%
	Lonza Group AG (Life sciences tools & services)	19,534	9,083
	Partners Group Holding AG (Capital markets)	9,014	10,187

See accompanying Notes to Portfolio of Investments.

26

International Leaders Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—(continued)

	Switzerland — (continued)
	Straumann Holding AG (Health care equipment & supplies)	101,151	$12,951
	Zurich Insurance Group AG (Insurance)	32,805	15,056
			47,277

	United Kingdom—15.7%
	Ashtead Group PLC (Trading companies & distributors)	248,655	15,175
	AstraZeneca PLC (Pharmaceuticals)	227,944	30,876
	Compass Group PLC (Hotels, restaurants & leisure)	858,978	20,961
	Diageo PLC (Beverages)	426,410	15,785
	Experian PLC (Professional services)	453,529	14,891
	Halma PLC (Electronic equipment, instruments & components)	387,463	9,164
	London Stock Exchange Group PLC (Capital markets)	213,684	21,467
	Rentokil Initial PLC (Commercial services & supplies)	2,636,804	19,631
	Spirax-Sarco Engineering PLC (Machinery)	77,683	9,029
			156,979

	Emerging Asia—15.3%

	China—5.2%
*	Alibaba Group Holding Ltd. (Broadline retail)	1,927,300	21,067
	Contemporary Amperex Technology Co. Ltd. (Electrical equipment)	530,035	14,747
	Kweichow Moutai Co. Ltd. (Beverages)	64,071	15,792
			51,606

	India—6.0%
	HDFC Bank Ltd. (Banks)	1,095,362	20,127
	Infosys Ltd. (IT services)	769,055	13,240
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	923,625	26,049
			59,416

	South Korea—1.0%
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	26,710	10,135

	Taiwan—3.1%
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & semiconductor equipment)	1,928,000	31,237

	Canada—10.4%
	Canadian Pacific Kansas City Ltd. (Ground transportation)	373,176	27,768
	Dollarama, Inc. (Broadline retail)	366,936	25,281
	Intact Financial Corp. (Insurance)	127,770	18,628
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	49,396	19,048
	Toronto-Dominion Bank (Banks)	210,292	12,669
			103,394

	Japan—6.9%
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	300,500	8,256
	Daikin Industries Ltd. (Building products)	50,900	7,996
	Hoya Corp. (Health care equipment & supplies)	165,200	16,941
	Keyence Corp. (Electronic equipment, instruments & components)	48,700	18,087

See accompanying Notes to Portfolio of Investments.

27

International Leaders Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Japan—(continued)
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	595,300	$17,300
			68,580
	Emerging Latin America—2.8%

	Argentina—0.6%
*	Globant SA (IT services)†	27,700	5,481

	Brazil—2.2%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	2,880,000	7,042
*	MercadoLibre, Inc. (Broadline retail)	12,026	15,247
			22,289
	Asia—2.4%

	Australia—1.2%
	CSL Ltd. (Biotechnology)	73,665	11,879

	Hong Kong—1.2%
	AIA Group Ltd. (Insurance)	1,477,889	12,048

	Total Common Stocks—97.1% (cost $877,030)		967,607

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $24,044, collateralized by U.S. Treasury Note, 0.375%, due 01/15/27, valued at $24,520	$24,039	24,039

	Total Repurchase Agreement—2.4% (cost $24,039)		24,039

	Total Investments—99.5% (cost $901,069)		991,646

	Cash and other assets, less liabilities—0.5%		4,598

	Net assets—100.0%		$996,244

* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

28

International Leaders Fund

Portfolio of Investments, September 30, 2023 (unaudited)

At September 30, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	23.7%
Consumer Discretionary	19.6%
Information Technology	16.3%
Health Care	15.2%
Financials	12.1%
Consumer Staples	5.3%
Energy	4.1%
Materials	3.7%
Total	100.0%

At September 30, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	24.9%
British Pound Sterling	16.2%
U.S. Dollar	12.0%
Japanese Yen	7.1%
Indian Rupee	6.1%
Canadian Dollar	5.9%
Danish Krone	5.1%
Swiss Franc	4.9%
Swedish Krona	3.6%
Hong Kong Dollar	3.4%
New Taiwan Dollar	3.2%
Chinese Yuan Renminbi	3.2%
Norwegian Krone	1.4%
Australian Dollar	1.2%
South Korean Won	1.1%
All Other Currencies	0.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

29

International Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—40.6%

	Belgium—0.1%
	Warehouses De Pauw CVA (Industrial REITs)	81,849	$2,028

	Denmark—4.7%
	Coloplast AS (Health care equipment & supplies)	36,438	3,862
	DSV AS (Air freight & logistics)	112,152	20,970
*	Genmab AS (Biotechnology)	29,268	10,405
	Novo Nordisk AS (Pharmaceuticals)	322,260	29,414
			64,651

	Finland—0.3%
	Metso Oyj (Machinery)	252,544	2,658
	Valmet Oyj (Machinery)	80,755	1,849
			4,507

	France—11.9%
	Airbus SE (Aerospace & defense)	144,231	19,363
	Capgemini SE (IT services)	49,214	8,627
	Dassault Systemes SE (Software)	449,590	16,777
	Hermes International SCA (Textiles, apparel & luxury goods)	6,890	12,601
	L’Oreal SA (Personal care products)	33,231	13,815
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	21,133	16,006
	Remy Cointreau SA (Beverages)	17,978	2,198
	Safran SA (Aerospace & defense)	117,877	18,524
	Sartorius Stedim Biotech (Life sciences tools & services)	18,410	4,399
	SEB SA (Household durables)	20,388	1,911
*	SES-imagotag SA (Electronic equipment, instruments & components)	18,086	2,111
	Thales SA (Aerospace & defense)	101,664	14,306
	TotalEnergies SE (Oil, gas & consumable fuels)	316,794	20,870
	Vinci SA (Construction & engineering)	107,441	11,929
			163,437

	Germany—3.1%
	CTS Eventim AG & Co. KGaA (Entertainment)	93,900	5,346
	Hannover Rueck SE (Insurance)	62,662	13,773
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	272,803	9,044
	MTU Aero Engines AG (Aerospace & defense)	58,049	10,541
	Nemetschek SE (Software)	39,257	2,402
	Siltronic AG (Semiconductors & semiconductor equipment)	23,895	2,045
			43,151

	Ireland—4.6%
*	ICON PLC (Life sciences tools & services)†	63,369	15,605
	Kingspan Group PLC (Building products)	204,511	15,343
	Linde PLC (Chemicals)†	59,021	21,976
*	Ryanair Holdings PLC—ADR (Passenger airlines)	101,503	9,867
			62,791

	Israel—0.8%
*	Inmode Ltd. (Health care equipment & supplies)†	98,197	2,991
	Mizrahi Tefahot Bank Ltd. (Banks)	88,162	3,192

See accompanying Notes to Portfolio of Investments.

30

International Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Israel—(continued)
*	Nice Ltd.—ADR (Software)	27,557	$4,685
			10,868

	Italy—1.9%
	Amplifon SpA (Health care providers & services)	100,263	2,981
	Azimut Holding SpA (Capital markets)	90,940	1,988
	Brembo SpA (Automobile components)	141,623	1,761
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	58,916	4,488
	Ferrari NV (Automobiles)†	29,028	8,579
	Moncler SpA (Textiles, apparel & luxury goods)	84,233	4,905
	Stevanato Group SpA (Life sciences tools & services)†	68,940	2,049
			26,751

	Netherlands—2.7%
	ASML Holding NV (Semiconductors & semiconductor equipment)	40,801	24,118
	BE Semiconductor Industries NV (Semiconductors & semiconductor equipment)	64,071	6,300
	IMCD NV (Trading companies & distributors)	31,313	3,972
	JDE Peet’s NV (Food products)	105,151	2,937
			37,327

	Norway—0.3%
*	AutoStore Holdings Ltd. (Machinery)	1,519,464	2,150
	Gjensidige Forsikring ASA (Insurance)	145,899	2,148
			4,298

	Spain—1.3%
	Amadeus IT Group SA (Hotels, restaurants & leisure)	171,682	10,397
	Industria de Diseno Textil SA (Specialty retail)	186,793	6,969
			17,366

	Sweden—3.3%
	Atlas Copco AB (Machinery)	898,305	12,107
	Beijer Ref AB (Trading companies & distributors)	399,747	4,226
	Evolution AB (Hotels, restaurants & leisure)	79,556	8,056
	Fortnox AB (Software)	443,439	2,370
	Hemnet Group AB (Interactive media & services)	137,978	2,436
	Hexagon AB (Electronic equipment, instruments & components)	878,506	7,509
	Indutrade AB (Machinery)	200,490	3,720
	Lifco AB (Industrial conglomerates)	230,743	4,054
	Sweco AB (Construction & engineering)	175,074	1,638
			46,116

	Switzerland—5.6%
	Belimo Holding AG (Building products)	7,435	3,540
	Galenica AG (Health care providers & services)	49,273	3,647
	Lonza Group AG (Life sciences tools & services)	17,736	8,246
	Partners Group Holding AG (Capital markets)	8,223	9,293
	Siegfried Holding AG (Life sciences tools & services)	4,013	3,439
	SIG Group AG (Containers & packaging)	273,997	6,777
	Sika AG (Chemicals)	53,765	13,692
	Straumann Holding AG (Health care equipment & supplies)	43,250	5,538

See accompanying Notes to Portfolio of Investments.

31

International Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Switzerland — (continued)
	Tecan Group AG (Life sciences tools & services)	13,348	$4,509
	VAT Group AG (Machinery)	18,623	6,693
	Zurich Insurance Group AG (Insurance)	24,638	11,308
			76,682

	Emerging Asia—15.6%

	China—2.2%
	Airtac International Group (Machinery)	103,713	3,145
	Contemporary Amperex Technology Co. Ltd. (Electrical equipment)	114,760	3,193
	Kweichow Moutai Co. Ltd. (Beverages)	41,599	10,253
	Proya Cosmetics Co. Ltd. (Personal care products)	115,189	1,604
	Tencent Holdings Ltd. (Interactive media & services)	321,400	12,567
			30,762

	India—6.5%
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	49,493	3,066
	Asian Paints Ltd. (Chemicals)	151,601	5,780
	Britannia Industries Ltd. (Food products)	51,940	2,833
	Havells India Ltd. (Electrical equipment)	234,327	3,910
	HDFC Bank Ltd. (Banks)	905,897	16,646
	Hindustan Unilever Ltd. (Personal care products)	237,480	7,061
	Infosys Ltd. (IT services)	384,316	6,616
*	InterGlobe Aviation Ltd. (Passenger airlines)	179,731	5,151
	Mahindra & Mahindra Ltd. (Automobiles)	180,143	3,375
	Max Healthcare Institute Ltd. (Health care providers & services)	359,109	2,453
	Nestle India Ltd. (Food products)	8,246	2,230
	Petronet LNG Ltd. (Oil, gas & consumable fuels)	1,051,189	3,044
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	659,406	18,598
	Titan Co. Ltd. (Textiles, apparel & luxury goods)	100,981	3,829
	Varun Beverages Ltd. (Beverages)	231,197	2,645
	Voltas Ltd. (Construction & engineering)	252,828	2,619
			89,856

	Indonesia—1.9%
	Bank Central Asia Tbk PT (Banks)	32,210,700	18,393
	Telkom Indonesia Persero Tbk PT (Diversified telecommunication services)	30,713,500	7,452
			25,845

	South Korea—2.0%
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	277,413	14,062
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	7,458	2,830
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	120,350	10,230
			27,122

	Taiwan—3.0%
	Alchip Technologies Ltd. (Semiconductors & semiconductor equipment)	26,000	2,167
	Global Unichip Corp. (Semiconductors & semiconductor equipment)	70,000	2,960
	Globalwafers Co. Ltd. (Semiconductors & semiconductor equipment)	112,000	1,573
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	362,000	8,242
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	285,317	24,794

See accompanying Notes to Portfolio of Investments.

32

International Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Taiwan — (continued)
	Unimicron Technology Corp. (Electronic equipment, instruments & components)	397,000	$2,134
			41,870

	United Kingdom—15.2%
	3i Group PLC (Capital markets)	576,519	14,582
	Ashtead Group PLC (Trading companies & distributors)	279,934	17,084
	AstraZeneca PLC (Pharmaceuticals)	163,558	22,155
	Beazley PLC (Insurance)	523,358	3,534
	Big Yellow Group PLC (Specialized REITs)	203,807	2,334
	Compass Group PLC (Hotels, restaurants & leisure)	803,283	19,602
	ConvaTec Group PLC (Health care equipment & supplies)	2,545,177	6,763
	Diageo PLC (Beverages)	364,676	13,499
	Diploma PLC (Trading companies & distributors)	147,210	5,395
	Experian PLC (Professional services)	206,852	6,792
	Greggs PLC (Hotels, restaurants & leisure)	129,054	3,855
	Halma PLC (Electronic equipment, instruments & components)	392,356	9,280
	Intermediate Capital Group PLC (Capital markets)	292,978	4,944
	London Stock Exchange Group PLC (Capital markets)	197,862	19,878
	RELX PLC (Professional services)	414,694	14,041
	Renishaw PLC (Electronic equipment, instruments & components)	43,849	1,884
	Rentokil Initial PLC (Commercial services & supplies)	2,153,311	16,031
	Rotork PLC (Machinery)	1,061,306	4,048
	Segro PLC (Industrial REITs)	355,956	3,124
	Softcat PLC (IT services)	148,414	2,642
	Spectris PLC (Electronic equipment, instruments & components)	95,062	3,936
	Spirax-Sarco Engineering PLC (Machinery)	62,529	7,268
	SSE PLC (Electric utilities)	180,407	3,544
	Weir Group PLC (Machinery)	129,475	3,004
			209,219

	Japan—12.4%
	Ajinomoto Co., Inc. (Food products)	242,500	9,353
	BayCurrent Consulting, Inc. (Professional services)	88,600	2,963
	Benefit One, Inc. (Professional services)	222,300	1,609
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	259,600	7,133
	Daikin Industries Ltd. (Building products)	42,800	6,723
	Disco Corp. (Semiconductors & semiconductor equipment)	34,800	6,423
	Food & Life Cos. Ltd. (Hotels, restaurants & leisure)	104,100	1,751
	Harmonic Drive Systems, Inc. (Machinery)	58,300	1,295
	Hoya Corp. (Health care equipment & supplies)	133,700	13,711
	Japan Elevator Service Holdings Co. Ltd. (Commercial services & supplies)	146,600	2,153
	Japan Exchange Group, Inc. (Capital markets)	199,400	3,701
	Keyence Corp. (Electronic equipment, instruments & components)	48,800	18,124
	MatsukiyoCocokara & Co. (Consumer staples distribution & retail)	187,200	3,358
	MonotaRO Co. Ltd. (Trading companies & distributors)	408,000	4,370
	Pan Pacific International Holdings Corp. (Broadline retail)	508,700	10,682
	Rakus Co. Ltd. (Software)	154,700	2,135
*	SHIFT, Inc. (IT services)	15,700	2,869
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	522,400	15,182
	SMS Co. Ltd. (Professional services)	71,100	1,211
	Sumitomo Mitsui Financial Group, Inc. (Banks)	346,000	17,011
	Sundrug Co. Ltd. (Consumer staples distribution & retail)	99,500	2,700

See accompanying Notes to Portfolio of Investments.

33

International Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Japan—(continued)
	TechnoPro Holdings, Inc. (Professional services)	182,600	$3,975
	TIS, Inc. (IT services)	165,200	3,640
	Tokio Marine Holdings, Inc. (Insurance)	586,800	13,606
	Tokyo Electron Ltd. (Semiconductors & semiconductor equipment)	81,900	11,202
	Tsuruha Holdings, Inc. (Consumer staples distribution & retail)	50,200	3,374
			170,254

	Canada—8.7%
	Boyd Group Services, Inc. (Commercial services & supplies)	14,139	2,514
	Canadian National Railway Co. (Ground transportation)	112,254	12,156
	Canadian Pacific Kansas City Ltd. (Ground transportation)	274,446	20,422
	CCL Industries, Inc. (Containers & packaging)	149,594	6,279
	Dollarama, Inc. (Broadline retail)	254,712	17,549
	Intact Financial Corp. (Insurance)	82,946	12,093
*	Kinaxis, Inc. (Software)	25,290	2,852
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	30,075	11,597
	Metro, Inc. (Consumer staples distribution & retail)	209,801	10,896
	Parkland Corp. (Oil, gas & consumable fuels)	151,942	4,444
	Toromont Industries Ltd. (Trading companies & distributors)	95,324	7,764
	Toronto-Dominion Bank (Banks)	180,333	10,864
			119,430

	Emerging Latin America—3.4%

	Argentina—0.3%
*	Globant SA (IT services)†	22,260	4,404

	Brazil—2.0%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	2,467,800	6,034
	Locaweb Servicos de Internet SA (IT services)	1,186,993	1,509
*	MercadoLibre, Inc. (Broadline retail)	7,453	9,449
	Raia Drogasil SA (Consumer staples distribution & retail)	759,364	4,173
	Rumo SA (Ground transportation)	674,300	3,061
	WEG SA (Electrical equipment)	450,500	3,251
			27,477

	Mexico—0.9%
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation infrastructure)	10,809	2,656
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	2,735,400	10,324
			12,980

	Peru—0.2%
	Credicorp Ltd. (Banks)†	20,373	2,607

	Asia—2.3%

	Australia—0.6%
	Pro Medicus Ltd. (Health care technology)	78,216	4,194
	Steadfast Group Ltd. (Insurance)	1,119,067	4,058
			8,252

	Hong Kong—1.0%
	AIA Group Ltd. (Insurance)	876,200	7,144

See accompanying Notes to Portfolio of Investments.

34

International Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)

Asia—(continued)

Hong Kong — (continued)
Techtronic Industries Co. Ltd. (Machinery)	593,000	$5,755
		12,899

Singapore—0.7%
DBS Group Holdings Ltd. (Banks)	402,700	9,910

Emerging Africa—0.4%

South Africa—0.4%
Bid Corp. Ltd. (Consumer staples distribution & retail)	242,038	5,398

Total Common Stocks—98.6% (cost $1,130,029)		1,358,258

Rights

Europe—0.0%

Italy – 0.00%
Brembo SpA, Expiring 10/3/23 (Automobile components)	141,623	—

Total Rights—0.0% (cost $0)		—

Repurchase Agreement
Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $18,715, collateralized by U.S. Treasury Note, 1.500%, due 01/31/27, valued at $19,086	$18,712	18,712

Total Repurchase Agreement—1.3% (cost $18,712)		18,712

Total Investments—99.9% (cost $1,148,741)		1,376,970

Cash and other assets, less liabilities—0.1%		1,071

Net assets—100.0%		$1,378,041

ADR = American Depository Receipt
REIT = Real Estate Investment Trust
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

35

International Growth Fund

Portfolio of Investments, September 30, 2023 (unaudited)

At September 30, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	25.1%
Information Technology	17.1%
Financials	15.2%
Consumer Discretionary	11.6%
Health Care	11.5%
Consumer Staples	8.0%
Materials	5.1%
Energy	3.5%
Communication Services	2.0%
Real Estate	0.6%
Utilities	0.3%
Total	100.0%

At September 30, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	22.0%
British Pound Sterling	15.4%
Japanese Yen	12.5%
U.S. Dollar	10.4%
Indian Rupee	6.6%
Canadian Dollar	6.4%
Swiss Franc	5.7%
Danish Krone	4.8%
Swedish Krona	3.4%
South Korean Won	2.0%
Indonesian Rupiah	1.9%
Hong Kong Dollar	1.9%
New Taiwan Dollar	1.5%
Brazilian Real	1.3%
Chinese Yuan Renminbi	1.1%
All Other Currencies	3.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

36

Institutional International Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—40.6%

	Belgium—0.1%
	Warehouses De Pauw CVA (Industrial REITs)	48,306	$1,197

	Denmark—4.7%
	Coloplast AS (Health care equipment & supplies)	21,505	2,279
	DSV AS (Air freight & logistics)	66,190	12,376
*	Genmab AS (Biotechnology)	17,273	6,141
	Novo Nordisk AS (Pharmaceuticals)	190,193	17,360
			38,156

	Finland—0.3%
	Metso Oyj (Machinery)	149,047	1,569
	Valmet Oyj (Machinery)	47,660	1,091
			2,660

	France—11.9%
	Airbus SE (Aerospace & defense)	85,123	11,428
	Capgemini SE (IT services)	29,045	5,091
	Dassault Systemes SE (Software)	265,341	9,901
	Hermes International SCA (Textiles, apparel & luxury goods)	4,060	7,425
	L’Oreal SA (Personal care products)	19,612	8,153
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	12,472	9,446
	Remy Cointreau SA (Beverages)	10,611	1,297
	Safran SA (Aerospace & defense)	69,569	10,933
	Sartorius Stedim Biotech (Life sciences tools & services)	10,984	2,625
	SEB SA (Household durables)	12,033	1,128
*	SES-imagotag SA (Electronic equipment, instruments & components)	10,674	1,246
	Thales SA (Aerospace & defense)	60,001	8,443
	TotalEnergies SE (Oil, gas & consumable fuels)	186,625	12,294
	Vinci SA (Construction & engineering)	63,410	7,041
			96,451

	Germany—3.1%
	CTS Eventim AG & Co. KGaA (Entertainment)	55,418	3,155
	Hannover Rueck SE (Insurance)	36,915	8,114
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	161,004	5,337
	MTU Aero Engines AG (Aerospace & defense)	34,188	6,208
	Nemetschek SE (Software)	23,169	1,418
	Siltronic AG (Semiconductors & semiconductor equipment)	14,102	1,207
			25,439

	Ireland—4.6%
*	ICON PLC (Life sciences tools & services)†	37,400	9,210
	Kingspan Group PLC (Building products)	120,699	9,055
	Linde PLC (Chemicals)†	34,833	12,970
*	Ryanair Holdings PLC—ADR (Passenger airlines)	59,808	5,814
			37,049

	Israel—0.8%
*	Inmode Ltd. (Health care equipment & supplies)†	57,954	1,765
	Mizrahi Tefahot Bank Ltd. (Banks)	52,600	1,904

See accompanying Notes to Portfolio of Investments.

37

Institutional International Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Israel—(continued)
*	Nice Ltd.—ADR (Software)	16,264	$2,765
			6,434

	Italy—1.9%
	Amplifon SpA (Health care providers & services)	59,174	1,759
	Azimut Holding SpA (Capital markets)	53,671	1,174
	Brembo SpA (Automobile components)	83,584	1,039
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	34,771	2,649
	Ferrari NV (Automobiles)†	17,104	5,055
	Moncler SpA (Textiles, apparel & luxury goods)	49,633	2,890
	Stevanato Group SpA (Life sciences tools & services)†	40,687	1,209
			15,775

	Netherlands—2.7%
	ASML Holding NV (Semiconductors & semiconductor equipment)	24,080	14,234
	BE Semiconductor Industries NV (Semiconductors & semiconductor equipment)	37,814	3,718
	IMCD NV (Trading companies & distributors)	18,480	2,345
	JDE Peet’s NV (Food products)	62,059	1,733
			22,030

	Norway—0.3%
*	AutoStore Holdings Ltd. (Machinery)	896,763	1,269
	Gjensidige Forsikring ASA (Insurance)	86,107	1,268
			2,537

	Spain—1.3%
	Amadeus IT Group SA (Hotels, restaurants & leisure)	101,184	6,128
	Industria de Diseno Textil SA (Specialty retail)	109,932	4,101
			10,229

	Sweden—3.3%
	Atlas Copco AB (Machinery)	530,166	7,145
	Beijer Ref AB (Trading companies & distributors)	235,924	2,494
	Evolution AB (Hotels, restaurants & leisure)	46,953	4,755
	Fortnox AB (Software)	261,710	1,399
	Hemnet Group AB (Interactive media & services)	81,432	1,438
	Hexagon AB (Electronic equipment, instruments & components)	517,823	4,426
	Indutrade AB (Machinery)	118,326	2,195
	Lifco AB (Industrial conglomerates)	136,181	2,393
	Sweco AB (Construction & engineering)	103,326	966
			27,211

	Switzerland—5.6%
	Belimo Holding AG (Building products)	4,388	2,089
	Galenica AG (Health care providers & services)	29,080	2,152
	Lonza Group AG (Life sciences tools & services)	10,448	4,858
	Partners Group Holding AG (Capital markets)	4,853	5,485
	Siegfried Holding AG (Life sciences tools & services)	2,368	2,029
	SIG Group AG (Containers & packaging)	161,709	4,000
	Sika AG (Chemicals)	31,731	8,081
	Straumann Holding AG (Health care equipment & supplies)	25,498	3,265
	Tecan Group AG (Life sciences tools & services)	7,878	2,661

See accompanying Notes to Portfolio of Investments.

38

Institutional International Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Switzerland — (continued)
	VAT Group AG (Machinery)	10,991	$3,950
	Zurich Insurance Group AG (Insurance)	14,541	6,674
			45,244

	Emerging Asia—15.6%

	China—2.2%
	Airtac International Group (Machinery)	61,204	1,856
	Contemporary Amperex Technology Co. Ltd. (Electrical equipment)	67,700	1,884
	Kweichow Moutai Co. Ltd. (Beverages)	24,600	6,063
	Proya Cosmetics Co. Ltd. (Personal care products)	69,076	962
	Tencent Holdings Ltd. (Interactive media & services)	189,700	7,417
			18,182

	India—6.5%
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	29,210	1,810
	Asian Paints Ltd. (Chemicals)	89,473	3,411
	Britannia Industries Ltd. (Food products)	30,654	1,672
	Havells India Ltd. (Electrical equipment)	138,296	2,307
	HDFC Bank Ltd. (Banks)	534,646	9,824
	Hindustan Unilever Ltd. (Personal care products)	140,157	4,167
	Infosys Ltd. (IT services)	226,817	3,905
*	InterGlobe Aviation Ltd. (Passenger airlines)	106,075	3,040
	Mahindra & Mahindra Ltd. (Automobiles)	106,146	1,988
	Max Healthcare Institute Ltd. (Health care providers & services)	211,940	1,448
	Nestle India Ltd. (Food products)	4,867	1,316
	Petronet LNG Ltd. (Oil, gas & consumable fuels)	620,394	1,797
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	389,171	10,976
	Titan Co. Ltd. (Textiles, apparel & luxury goods)	59,597	2,260
	Varun Beverages Ltd. (Beverages)	136,449	1,561
	Voltas Ltd. (Construction & engineering)	149,215	1,546
			53,028

	Indonesia—1.9%
	Bank Central Asia Tbk PT (Banks)	19,010,230	10,855
	Telkom Indonesia Persero Tbk PT (Diversified telecommunication services)	18,126,600	4,399
			15,254

	South Korea—2.0%
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	163,725	8,299
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	4,401	1,670
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	71,027	6,037
			16,006

	Taiwan—3.0%
	Alchip Technologies Ltd. (Semiconductors & semiconductor equipment)	15,000	1,250
	Global Unichip Corp. (Semiconductors & semiconductor equipment)	41,000	1,734
	Globalwafers Co. Ltd. (Semiconductors & semiconductor equipment)	66,000	927
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	213,000	4,850
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	168,390	14,633

See accompanying Notes to Portfolio of Investments.

39

Institutional International Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Taiwan — (continued)
	Unimicron Technology Corp. (Electronic equipment, instruments & components)	234,000	$1,258
			24,652

	United Kingdom—15.2%
	3i Group PLC (Capital markets)	339,781	8,594
	Ashtead Group PLC (Trading companies & distributors)	165,212	10,083
	AstraZeneca PLC (Pharmaceuticals)	96,529	13,075
	Beazley PLC (Insurance)	308,450	2,083
	Big Yellow Group PLC (Specialized REITs)	120,284	1,377
	Compass Group PLC (Hotels, restaurants & leisure)	474,085	11,569
	ConvaTec Group PLC (Health care equipment & supplies)	1,502,197	3,992
	Diageo PLC (Beverages)	215,226	7,967
	Diploma PLC (Trading companies & distributors)	86,881	3,184
	Experian PLC (Professional services)	121,911	4,003
	Greggs PLC (Hotels, restaurants & leisure)	76,166	2,275
	Halma PLC (Electronic equipment, instruments & components)	231,562	5,477
	Intermediate Capital Group PLC (Capital markets)	172,911	2,918
	London Stock Exchange Group PLC (Capital markets)	116,775	11,732
	RELX PLC (Professional services)	244,299	8,271
	Renishaw PLC (Electronic equipment, instruments & components)	25,820	1,110
	Rentokil Initial PLC (Commercial services & supplies)	1,270,850	9,462
	Rotork PLC (Machinery)	626,366	2,389
	Segro PLC (Industrial REITs)	210,079	1,844
	Softcat PLC (IT services)	87,591	1,559
	Spectris PLC (Electronic equipment, instruments & components)	56,104	2,323
	Spirax-Sarco Engineering PLC (Machinery)	36,904	4,289
	SSE PLC (Electric utilities)	106,474	2,091
	Weir Group PLC (Machinery)	76,414	1,773
			123,440

	Japan—12.3%
	Ajinomoto Co., Inc. (Food products)	143,100	5,519
	BayCurrent Consulting, Inc. (Professional services)	52,300	1,749
	Benefit One, Inc. (Professional services)	131,200	950
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	152,900	4,201
	Daikin Industries Ltd. (Building products)	25,200	3,959
	Disco Corp. (Semiconductors & semiconductor equipment)	20,500	3,783
	Food & Life Cos. Ltd. (Hotels, restaurants & leisure)	61,400	1,033
	Harmonic Drive Systems, Inc. (Machinery)	34,400	764
	Hoya Corp. (Health care equipment & supplies)	78,900	8,091
	Japan Elevator Service Holdings Co. Ltd. (Commercial services & supplies)	86,500	1,271
	Japan Exchange Group, Inc. (Capital markets)	117,600	2,183
	Keyence Corp. (Electronic equipment, instruments & components)	28,800	10,696
	MatsukiyoCocokara & Co. (Consumer staples distribution & retail)	110,400	1,980
	MonotaRO Co. Ltd. (Trading companies & distributors)	240,800	2,579
	Pan Pacific International Holdings Corp. (Broadline retail)	299,700	6,293
	Rakus Co. Ltd. (Software)	91,300	1,260
*	SHIFT, Inc. (IT services)	9,200	1,681
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	308,300	8,960
	SMS Co. Ltd. (Professional services)	42,000	715
	Sumitomo Mitsui Financial Group, Inc. (Banks)	203,800	10,020
	Sundrug Co. Ltd. (Consumer staples distribution & retail)	58,600	1,590

See accompanying Notes to Portfolio of Investments.

40

Institutional International Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Japan—(continued)
	TechnoPro Holdings, Inc. (Professional services)	107,800	$2,347
	TIS, Inc. (IT services)	97,500	2,148
	Tokio Marine Holdings, Inc. (Insurance)	345,700	8,016
	Tokyo Electron Ltd. (Semiconductors & semiconductor equipment)	48,300	6,606
	Tsuruha Holdings, Inc. (Consumer staples distribution & retail)	29,600	1,990
			100,384

	Canada—8.7%
	Boyd Group Services, Inc. (Commercial services & supplies)	8,344	1,484
	Canadian National Railway Co. (Ground transportation)	66,144	7,163
	Canadian Pacific Kansas City Ltd. (Ground transportation)	161,973	12,052
	CCL Industries, Inc. (Containers & packaging)	88,288	3,706
	Dollarama, Inc. (Broadline retail)	150,327	10,357
	Intact Financial Corp. (Insurance)	48,953	7,137
*	Kinaxis, Inc. (Software)	14,926	1,683
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	17,750	6,844
	Metro, Inc. (Consumer staples distribution & retail)	123,821	6,431
	Parkland Corp. (Oil, gas & consumable fuels)	89,674	2,623
	Toromont Industries Ltd. (Trading companies & distributors)	56,258	4,582
	Toronto-Dominion Bank (Banks)	106,430	6,412
			70,474

	Emerging Latin America—3.5%

	Argentina—0.3%
*	Globant SA (IT services)†	13,138	2,600

	Brazil—2.0%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	1,456,400	3,561
	Locaweb Servicos de Internet SA (IT services)	700,586	890
*	MercadoLibre, Inc. (Broadline retail)	4,399	5,577
	Raia Drogasil SA (Consumer staples distribution & retail)	448,200	2,463
	Rumo SA (Ground transportation)	398,000	1,807
	WEG SA (Electrical equipment)	265,900	1,919
			16,217

	Mexico—1.0%
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation infrastructure)	6,693	1,644
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	1,611,800	6,084
			7,728

	Peru—0.2%
	Credicorp Ltd. (Banks)†	12,024	1,539

	Asia—2.2%

	Australia—0.6%
	Pro Medicus Ltd. (Health care technology)	46,162	2,475
	Steadfast Group Ltd. (Insurance)	660,455	2,395
			4,870

	Hong Kong—0.9%
	AIA Group Ltd. (Insurance)	516,263	4,209

See accompanying Notes to Portfolio of Investments.

41

Institutional International Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Asia—(continued)

	Hong Kong — (continued)
	Techtronic Industries Co. Ltd. (Machinery)	349,500	$3,392
			7,601

	Singapore—0.7%
	DBS Group Holdings Ltd. (Banks)	237,600	5,847

	Emerging Africa—0.4%

	South Africa—0.4%
	Bid Corp. Ltd. (Consumer staples distribution & retail)	142,847	3,186

	Total Common Stocks—98.5% (cost $671,881)		801,420

	Rights

	Europe—0.0%

	Italy—0.0%
*	Brembo SpA , Expiring 10/3/23 (Automobile components)	85,072	—

	Total Rights—0.0% (cost $0)		—

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $11,084, collateralized by U.S. Treasury Note, 0.375%, due 01/15/27, valued at $11,303	$11,082	11,082

	Total Repurchase Agreement—1.4% (cost $11,082)		11,082

	Total Investments—99.9% (cost $682,963)		812,502

	Cash and other assets, less liabilities—0.1%		938

	Net assets—100.0%		$813,440

ADR = American Depository Receipt
REIT = Real Estate Investment Trust
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

42

Institutional International Growth Fund

Portfolio of Investments, September 30, 2023 (unaudited)

At September 30, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	25.1%
Information Technology	17.1%
Financials	15.2%
Consumer Discretionary	11.6%
Health Care	11.5%
Consumer Staples	8.0%
Materials	5.1%
Energy	3.5%
Communication Services	2.0%
Real Estate	0.6%
Utilities	0.3%
Total	100.0%

At September 30, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	22.0%
British Pound Sterling	15.4%
Japanese Yen	12.5%
U.S. Dollar	10.4%
Indian Rupee	6.6%
Canadian Dollar	6.4%
Swiss Franc	5.7%
Danish Krone	4.8%
Swedish Krona	3.4%
South Korean Won	2.0%
Indonesian Rupiah	1.9%
Hong Kong Dollar	1.9%
New Taiwan Dollar	1.5%
Brazilian Real	1.3%
Chinese Yuan Renminbi	1.1%
All Other Currencies	3.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

43

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—33.0%

	Belgium—1.9%
	D’ieteren Group (Distributors)	15,091	$2,551
	Melexis NV (Semiconductors & semiconductor equipment)	17,599	1,520
			4,071

	Finland—1.1%
*	Musti Group Oyj (Specialty retail)	52,801	1,005
	Valmet Oyj (Machinery)	59,843	1,370
			2,375

	France—3.3%
	Dassault Aviation SA (Aerospace & defense)	14,764	2,785
	Remy Cointreau SA (Beverages)	6,990	854
	SEB SA (Household durables)	10,720	1,005
*	SES-imagotag SA (Electronic equipment, instruments & components)	19,947	2,328
			6,972

	Germany—3.0%
	CTS Eventim AG & Co. KGaA (Entertainment)	57,598	3,279
	Siltronic AG (Semiconductors & semiconductor equipment)	37,167	3,181
			6,460

	Israel—2.1%
	First International Bank Of Israel Ltd. (Banks)	31,883	1,368
*	Inmode Ltd. (Health care equipment & supplies)†	91,805	2,796
	Maytronics Ltd. (Household durables)	36,569	384
			4,548

	Italy—5.1%
	Ariston Holding NV (Household durables)	368,517	2,402
	Azimut Holding SpA (Capital markets)	61,174	1,338
	Brembo SpA (Automobile components)	120,299	1,496
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	32,697	2,491
	Carel Industries SpA (Building products)	72,890	1,749
	Stevanato Group SpA (Life sciences tools & services)†	49,274	1,464
			10,940

	Netherlands—2.7%
	BE Semiconductor Industries NV (Semiconductors & semiconductor equipment)	44,690	4,394
	JDE Peet’s NV (Food products)	51,892	1,450
			5,844

	Norway—1.6%
*	AutoStore Holdings Ltd. (Machinery)	592,077	838
	Gjensidige Forsikring ASA (Insurance)	127,856	1,882
	TOMRA Systems ASA (Machinery)	70,208	802
			3,522

	Sweden—8.8%
	AddTech AB (Trading companies & distributors)	139,138	2,231
	Beijer Ref AB (Trading companies & distributors)	189,103	1,999
	Bravida Holding AB (Commercial services & supplies)	107,116	790

See accompanying Notes to Portfolio of Investments.

44

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Sweden — (continued)
	Bufab AB (Trading companies & distributors)	58,797	$1,484
	Fortnox AB (Software)	467,247	2,498
	Hemnet Group AB (Interactive media & services)	82,494	1,456
	Lagercrantz Group AB (Electronic equipment, instruments & components)	183,150	1,861
	Lifco AB (Industrial conglomerates)	118,140	2,076
	MIPS AB (Leisure products)	33,066	1,122
*	Sdiptech AB (Commercial services & supplies)	60,048	1,217
	Sweco AB (Construction & engineering)	138,320	1,294
	Vitec Software Group AB (Software)	16,992	799
			18,827

	Switzerland—3.4%
	Galenica AG (Health care providers & services)	23,218	1,718
	Kardex Holding AG (Machinery)	14,333	3,140
*	Siegfried Holding AG (Life sciences tools & services)	2,715	2,327
			7,185

	Japan—16.1%
	AZ-COM MARUWA Holdings, Inc. (Air freight & logistics)	130,100	1,853
	BayCurrent Consulting, Inc. (Professional services)	102,400	3,425
	Benefit One, Inc. (Professional services)	114,100	826
	Food & Life Cos. Ltd. (Hotels, restaurants & leisure)	75,200	1,265
	Fukuoka Financial Group, Inc. (Banks)	84,700	2,028
	Japan Elevator Service Holdings Co. Ltd. (Commercial services & supplies)	216,700	3,183
	Kotobuki Spirits Co. Ltd. (Food products)	103,000	1,666
	MEITEC Group Holdings, Inc. (Professional services)	170,700	3,089
	Prestige International, Inc. (Commercial services & supplies)	172,000	712
	Rakus Co. Ltd. (Software)	102,800	1,419
*	SHIFT, Inc. (IT services)	12,300	2,248
	SIGMAXYZ Holdings, Inc. (Professional services)	91,600	964
	SMS Co. Ltd. (Professional services)	171,800	2,926
	Socionext, Inc. (Semiconductors & semiconductor equipment)	14,100	1,394
	Sundrug Co. Ltd. (Consumer staples distribution & retail)	83,400	2,263
	TechnoPro Holdings, Inc. (Professional services)	159,500	3,472
	TIS, Inc. (IT services)	84,100	1,853
			34,586

	Emerging Asia—15.2%

	China—1.0%
	Proya Cosmetics Co. Ltd. (Personal care products)	155,091	2,159

	India—9.8%
*	Aavas Financiers Ltd. (Financial services)	92,508	1,932
	AU Small Finance Bank Ltd. (Banks)	509,768	4,388
	Cholamandalam Investment & Finance Co. Ltd. (Consumer finance)	123,669	1,817
	Max Healthcare Institute Ltd. (Health care providers & services)	237,444	1,622
	Motherson Sumi Wiring India Ltd. (Automobile components)	2,644,869	2,043
	Polycab India Ltd. (Electrical equipment)	49,210	3,167
	Tube Investments of India Ltd. (Automobile components)	52,681	1,894
	Varun Beverages Ltd. (Beverages)	368,845	4,219
			21,082

See accompanying Notes to Portfolio of Investments.

45

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Indonesia—0.6%
	Bank Negara Indonesia Persero Tbk PT (Banks)	1,850,000	$1,236

	South Korea—0.6%
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	131,302	1,205

	Taiwan—2.7%
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	22,600	1,936
	Global Unichip Corp. (Semiconductors & semiconductor equipment)	46,000	1,945
	Voltronic Power Technology Corp. (Electrical equipment)	37,451	1,839
			5,720

	Thailand—0.5%
	Tisco Financial Group PCL (Banks)	417,400	1,132

	United Kingdom—10.4%
	Beazley PLC (Insurance)	503,688	3,402
	Burford Capital Ltd. (Financial services)	164,137	2,265
	Diploma PLC (Trading companies & distributors)	113,463	4,159
	Greggs PLC (Hotels, restaurants & leisure)	77,288	2,308
	Pets at Home Group PLC (Specialty retail)	387,847	1,584
	Renishaw PLC (Electronic equipment, instruments & components)	50,069	2,152
	Rotork PLC (Machinery)	1,004,168	3,830
	Softcat PLC (IT services)	145,900	2,597
			22,297

	Emerging Latin America—8.3%

	Brazil—3.2%
	Multiplan Empreendimentos Imobiliarios SA (Real estate management & development)	302,900	1,481
	Rumo SA (Ground transportation)	405,300	1,840
	TOTVS SA (Software)	372,700	2,002
	Vivara Participacoes SA (Textiles, apparel & luxury goods)	279,800	1,495
			6,818

	Mexico—5.1%
	Corp. Inmobiliaria Vesta SAB de CV (Real estate management & development)	761,200	2,505
	Corp. Inmobiliaria Vesta SAB de CV—ADR (Real estate management & development)	6,230	205
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation infrastructure)	354,200	3,850
	Grupo Aeroportuario del Sureste SAB de CV (Transportation infrastructure)	84,345	2,067
	Qualitas Controladora SAB de CV (Insurance)	169,900	1,279
	Regional SAB de CV (Banks)	149,300	1,071
			10,977

	Canada—6.7%
	Boyd Group Services, Inc. (Commercial services & supplies)	14,169	2,520
	EQB, Inc. (Banks)	27,273	1,514
*	Kinaxis, Inc. (Software)	25,519	2,878
	North West Co., Inc. (Consumer staples distribution & retail)	124,318	3,130
	Parkland Corp. (Oil, gas & consumable fuels)	109,406	3,200

See accompanying Notes to Portfolio of Investments.

46

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Canada—(continued)
	Richelieu Hardware Ltd. (Trading companies & distributors)	38,656	$1,132
			14,374

	Asia—4.3%

	Australia—3.0%
	Pro Medicus Ltd. (Health care technology)	59,316	3,180
	Steadfast Group Ltd. (Insurance)	863,647	3,132
			6,312

	New Zealand—1.3%
	Mainfreight Ltd. (Air freight & logistics)	71,903	2,809

	Emerging Europe, Africa—2.8%

	Greece—1.2%
	JUMBO SA (Specialty retail)	93,399	2,567

	Poland—0.5%
*	Dino Polska SA (Consumer staples distribution & retail)	12,223	993

	South Africa—1.1%
	Bidvest Group Ltd. (Industrial conglomerates)	84,987	1,225
	Clicks Group Ltd. (Consumer staples distribution & retail)	81,695	1,116
			2,341

	Total Common Stocks—96.8% (cost $198,228)		207,352

	Rights

	Europe—0.0%

	Italy—0.0%
*	Brembo SpA, Expiring 10/3/23 (Automobile components)	121,434	—

	Total Rights—0.0% (cost $0)		—

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $7,367, collateralized by U.S. Treasury Note, 0.375%, due 01/15/27, valued at $7,513	$7,366	7,366

	Total Repurchase Agreement—3.4% (cost $7,366)		7,366

	Total Investments—100.2% (cost $205,594)		214,718

	Liabilities, plus cash and other assets—(0.2)%		(416)

	Net assets—100.0%		$214,302

ADR = American Depository Receipt
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

47

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2023 (unaudited)

At September 30, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	34.1%
Information Technology	18.4%
Financials	14.4%
Consumer Discretionary	12.4%
Consumer Staples	8.6%
Health Care	6.3%
Communication Services	2.3%
Real Estate	2.0%
Energy	1.5%
Total	100.0%

At September 30, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	18.2%
Japanese Yen	16.7%
British Pound Sterling	10.7%
Indian Rupee	10.2%
Swedish Krona	9.1%
Canadian Dollar	6.9%
Mexican Peso	5.2%
Swiss Franc	3.5%
Brazilian Real	3.3%
Australian Dollar	3.0%
New Taiwan Dollar	2.8%
U.S. Dollar	2.2%
Norwegian Krone	1.7%
New Zealand Dollar	1.4%
South African Rand	1.1%
Chinese Yuan Renminbi	1.0%
All Other Currencies	3.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

48

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—71.1%

	China—22.3%
	Airtac International Group (Machinery)	116,000	$3,518
*	Alibaba Group Holding Ltd. (Broadline retail)	630,928	6,897
	ANTA Sports Products Ltd. (Textiles, apparel & luxury goods)	356,000	4,007
	Contemporary Amperex Technology Co. Ltd. (Electrical equipment)	123,320	3,431
	Kweichow Moutai Co. Ltd. (Beverages)	41,359	10,194
	Midea Group Co. Ltd. (Household durables)	583,100	4,433
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	335,700	3,059
	Silergy Corp. (Semiconductors & semiconductor equipment)	73,000	689
	Tencent Holdings Ltd. (Interactive media & services)	368,300	14,401
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	96,000	3,620
			54,249

	India—19.8%
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	32,469	2,012
	Asian Paints Ltd. (Chemicals)	54,033	2,060
	Bajaj Finance Ltd. (Consumer finance)	14,150	1,331
	Britannia Industries Ltd. (Food products)	34,850	1,901
	Havells India Ltd. (Electrical equipment)	135,831	2,267
	HDFC Bank Ltd. (Banks)	566,030	10,401
	Hindustan Unilever Ltd. (Personal care products)	75,202	2,236
	Infosys Ltd. (IT services)	212,556	3,659
*	InterGlobe Aviation Ltd. (Passenger airlines)	194,356	5,570
	Kotak Mahindra Bank Ltd. (Banks)	171,329	3,582
	Pidilite Industries Ltd. (Chemicals)	79,385	2,337
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	277,319	7,821
	Titan Co. Ltd. (Textiles, apparel & luxury goods)	37,580	1,425
	Varun Beverages Ltd. (Beverages)	127,793	1,462
			48,064

	Indonesia—7.3%
	Bank Central Asia Tbk PT (Banks)	18,491,000	10,559
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	14,520,100	4,909
	Telkom Indonesia Persero Tbk PT (Diversified telecommunication services)	9,223,700	2,238
			17,706

	South Korea—8.2%
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	225,732	11,442
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	9,789	3,715
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	56,354	4,790
			19,947

	Taiwan—10.6%
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	17,000	1,456
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	32,000	1,997
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	148,000	3,370
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	206,335	17,931
	Voltronic Power Technology Corp. (Electrical equipment)	21,000	1,031
			25,785

	Thailand—2.9%
*	Airports of Thailand PCL (Transportation infrastructure)	1,923,500	3,684

See accompanying Notes to Portfolio of Investments.

49

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Thailand — (continued)
	Bangkok Dusit Medical Services PCL (Health care providers & services)	4,519,100	$3,320
			7,004

	Emerging Latin America—21.7%

	Argentina—1.8%
*	Globant SA (IT services)†	21,624	4,278

	Brazil—15.1%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	1,949,700	4,767
	Banco BTG Pactual SA (Capital markets)	661,500	4,089
	Locaweb Servicos de Internet SA (IT services)	1,818,300	2,312
*	MercadoLibre, Inc. (Broadline retail)	6,664	8,449
	Raia Drogasil SA (Consumer staples distribution & retail)	522,784	2,873
	Rumo SA (Ground transportation)	857,700	3,894
	TOTVS SA (Software)	741,400	3,982
	WEG SA (Electrical equipment)	882,700	6,369
			36,735

	Mexico—4.5%
	Grupo Aeroportuario del Pacifico SAB de CV (Transportation infrastructure)	179,100	2,941
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	2,093,800	7,903
			10,844

	Peru—0.3%
	Credicorp Ltd. (Banks)†	5,950	761

	Emerging Mid-East, Africa—3.7%

	Saudi Arabia—2.3%
	Saudi Arabian Oil Co. (Oil, gas & consumable fuels)	601,415	5,612

	South Africa—0.7%
	Capitec Bank Holdings Ltd. (Banks)	17,957	1,628

	United Arab Emirates—0.7%
	Abu Dhabi National Oil Co. for Distribution PJSC (Specialty retail)	1,746,512	1,783

	Asia—1.3%

	Hong Kong—1.3%
	AIA Group Ltd. (Insurance)	394,800	3,219

	Total Common Stocks—97.8% (cost $222,030)		237,615

See accompanying Notes to Portfolio of Investments.

50

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $6,771, collateralized by U.S. Treasury Note, 1.250% - 4.125%, due 09/30/27 - 06/30/28, valued at $6,905	$6,770	$6,770

Total Repurchase Agreement—2.8% (cost $6,770)		6,770

Total Investments—100.6% (cost $228,800)		244,385

Liabilities, plus cash and other assets—(0.6)%		(1,499)

Net assets—100.0%		$242,886

ADR = American Depository Receipt
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

51

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2023 (unaudited)

At September 30, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	24.9%
Financials	19.0%
Industrials	15.1%
Consumer Discretionary	11.4%
Consumer Staples	11.2%
Communication Services	7.0%
Energy	5.7%
Health Care	3.8%
Materials	1.9%
Total	100.0%

At September 30, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	20.2%
U.S. Dollar	13.2%
Hong Kong Dollar	12.0%
Brazilian Real	11.9%
Chinese Yuan Renminbi	10.4%
South Korean Won	8.4%
Indonesian Rupiah	7.5%
New Taiwan Dollar	5.1%
Mexican Peso	4.6%
South African Rand	3.0%
Thai Baht	2.9%
All Other Currencies	0.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

52

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—75.9%

	China—15.5%
	Airtac International Group (Machinery)	177,852	$5,394
*	Alibaba Group Holding Ltd. (Broadline retail)	1,904,100	20,814
	ANTA Sports Products Ltd. (Textiles, apparel & luxury goods)	519,000	5,842
	Kweichow Moutai Co. Ltd. (Beverages)	65,674	16,187
	Li Ning Co. Ltd. (Textiles, apparel & luxury goods)	1,015,500	4,273
*	Meituan (Hotels, restaurants & leisure)	273,836	4,007
	NetEase, Inc. (Entertainment)	579,600	11,805
	Proya Cosmetics Co. Ltd. (Personal care products)	285,788	3,979
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	241,163	2,197
	Tencent Holdings Ltd. (Interactive media & services)	776,060	30,345
	Wuliangye Yibin Co. Ltd. (Beverages)	359,599	7,692
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	83,906	3,165
			115,700

	India—24.9%
	ABB India Ltd. (Electrical equipment)	111,395	5,499
	APL Apollo Tubes Ltd. (Metals & mining)	186,026	3,656
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	76,069	4,713
	Asian Paints Ltd. (Chemicals)	98,550	3,757
	Astral Ltd. (Building products)	95,267	2,198
	Bajaj Finance Ltd. (Consumer finance)	103,332	9,718
	Bharat Electronics Ltd. (Aerospace & defense)	2,633,877	4,374
	Britannia Industries Ltd. (Food products)	49,867	2,720
	CG Power & Industrial Solutions Ltd. (Electrical equipment)	661,455	3,538
	Cholamandalam Investment & Finance Co. Ltd. (Consumer finance)	309,357	4,545
	Coforge Ltd. (IT services)	52,604	3,230
	Cummins India Ltd. (Machinery)	122,752	2,514
*	Devyani International Ltd. (Hotels, restaurants & leisure)	676,362	1,742
	Dixon Technologies India Ltd. (Household durables)	52,265	3,314
	Escorts Kubota Ltd. (Machinery)	59,060	2,264
	Havells India Ltd. (Electrical equipment)	122,214	2,039
	HDFC Bank Ltd. (Banks)	1,214,381	22,314
	HDFC Life Insurance Co. Ltd. (Insurance)	245,312	1,889
	Indian Hotels Co. Ltd. (Hotels, restaurants & leisure)	834,118	4,138
*	InterGlobe Aviation Ltd. (Passenger airlines)	79,411	2,276
*	Jio Financial Services Ltd. (Financial services)	592,978	1,650
	Kajaria Ceramics Ltd. (Building products)	140,235	2,237
*	Kaynes Technology India Ltd. (Electronic equipment, instruments & components)	16,741	461
	KEI Industries Ltd. (Electrical equipment)	124,693	3,982
	KPIT Technologies Ltd. (Software)	331,268	4,582
	Macrotech Developers Ltd. (Real estate management & development)	304,712	2,918
	Mahindra & Mahindra Ltd. (Automobiles)	193,558	3,626
	Max Healthcare Institute Ltd. (Health care providers & services)	486,422	3,323
	Motherson Sumi Wiring India Ltd. (Automobile components)	3,385,575	2,615
	Nestle India Ltd. (Food products)	12,992	3,513
	NTPC Ltd. (Independent power & renewable electricity producers)	2,198,636	6,513
	Oberoi Realty Ltd. (Real estate management & development)	150,033	2,076
	PI Industries Ltd. (Chemicals)	54,288	2,259
	Pidilite Industries Ltd. (Chemicals)	85,898	2,529
	Polycab India Ltd. (Electrical equipment)	70,586	4,543
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	637,611	17,983
	Tata Consultancy Services Ltd. (IT services)	49,635	2,107

See accompanying Notes to Portfolio of Investments.

53

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	Tata Consumer Products Ltd. (Food products)	267,861	$2,831
	Titan Co. Ltd. (Textiles, apparel & luxury goods)	168,650	6,395
	Trent Ltd. (Specialty retail)	162,160	4,067
	Tube Investments of India Ltd. (Automobile components)	87,200	3,134
	UNO Minda Ltd. (Automobile components)	555,706	4,022
	Varun Beverages Ltd. (Beverages)	666,432	7,624
			185,428

	Indonesia—5.7%
	Bank Central Asia Tbk PT (Banks)	41,572,695	23,739
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	50,396,651	17,038
	Mitra Adiperkasa Tbk PT (Broadline retail)	15,305,900	1,802
			42,579

	Philippines—1.2%
	BDO Unibank, Inc. (Banks)	2,163,084	5,425
	International Container Terminal Services, Inc. (Transportation infrastructure)	842,120	3,084
			8,509

	South Korea—8.3%
	JYP Entertainment Corp. (Entertainment)	42,830	3,565
*	LG Energy Solution Ltd. (Electrical equipment)	5,271	1,861
	Orion Corp. (Food products)	22,213	2,112
*	Samsung Biologics Co. Ltd. (Life sciences tools & services)	3,498	1,765
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	774,812	39,275
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	4,815	1,827
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	133,142	11,317
			61,722

	Taiwan—18.3%
	Accton Technology Corp. (Communications equipment)	359,000	5,483
	Advantech Co. Ltd. (Technology hardware, storage & peripherals)	320,409	3,424
	Alchip Technologies Ltd. (Semiconductors & semiconductor equipment)	117,000	9,750
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	63,300	5,422
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	376,000	3,215
	Delta Electronics, Inc. (Electronic equipment, instruments & components)	865,000	8,695
	E.Sun Financial Holding Co. Ltd. (Banks)	3,519,723	2,644
	Elite Material Co. Ltd. (Electronic equipment, instruments & components)	535,000	7,093
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	58,000	3,620
	Global Unichip Corp. (Semiconductors & semiconductor equipment)	94,000	3,975
	Innodisk Corp. (Technology hardware, storage & peripherals)	189,000	1,736
	Lotes Co. Ltd. (Electronic equipment, instruments & components)	150,132	3,828
	Sinbon Electronics Co. Ltd. (Electronic equipment, instruments & components)	381,000	3,818
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & semiconductor equipment)	590,000	9,559
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	556,670	48,375
	Tripod Technology Corp. (Electronic equipment, instruments & components)	362,000	2,159
	Unimicron Technology Corp. (Electronic equipment, instruments & components)	966,000	5,192
	Voltronic Power Technology Corp. (Electrical equipment)	78,586	3,859

See accompanying Notes to Portfolio of Investments.

54

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Taiwan — (continued)
	Wiwynn Corp. (Technology hardware, storage & peripherals)	101,000	$4,678
			136,525

	Thailand—2.0%
*	Airports of Thailand PCL (Transportation infrastructure)	1,112,800	2,132
	Bangkok Dusit Medical Services PCL (Health care providers & services)	6,483,200	4,763
	Bumrungrad Hospital PCL (Health care providers & services)	609,500	4,486
	Central Pattana PCL (Real estate management & development)	1,973,700	3,428
			14,809

	Emerging Latin America—13.9%

	Argentina—0.4%
*	Globant SA (IT services)†	15,774	3,121

	Brazil—8.0%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	932,100	2,279
	Banco BTG Pactual SA (Capital markets)	720,200	4,452
	Hypera SA (Pharmaceuticals)	294,900	2,179
	Itau Unibanco Holding SA—ADR (Banks)	1,064,575	5,717
	Localiza Rent a Car SA (Ground transportation)	257,900	3,004
*	MercadoLibre, Inc. (Broadline retail)	14,801	18,766
	Multiplan Empreendimentos Imobiliarios SA (Real estate management & development)	421,200	2,059
	Patria Investments Ltd. (Capital markets)†	120,472	1,756
	Raia Drogasil SA (Consumer staples distribution & retail)	889,388	4,887
	Rumo SA (Ground transportation)	795,300	3,611
	TOTVS SA (Software)	703,500	3,779
	Vinci Partners Investments Ltd. (Capital markets)†	155,512	1,586
	WEG SA (Electrical equipment)	775,641	5,597
			59,672

	Mexico—5.1%
*	Alsea SAB de CV (Hotels, restaurants & leisure)	234,000	854
	Arca Continental SAB de CV (Beverages)	649,400	5,916
	Corp. Inmobiliaria Vesta SAB de CV (Real estate management & development)	839,800	2,764
	Corp. Inmobiliaria Vesta SAB de CV—ADR (Real estate management & development)	11,640	383
	Fomento Economico Mexicano SAB de CV—ADR (Beverages)	71,452	7,799
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation infrastructure)	186,700	2,030
	Grupo Aeroportuario del Pacifico SAB de CV (Transportation infrastructure)	219,100	3,597
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation infrastructure)	10,160	2,496
	Prologis Property Mexico SA de CV (Industrial REITs)	989,700	3,411
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	2,328,600	8,789
			38,039

	Peru—0.4%
	Credicorp Ltd. (Banks)†	19,428	2,486

	Emerging Europe, Mid-East, Africa—6.5%

	Poland—0.3%
*	Dino Polska SA (Consumer staples distribution & retail)	25,893	2,104

See accompanying Notes to Portfolio of Investments.

55

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Europe, Mid-East, Africa—(continued)

	Qatar—0.2%
	Qatar Gas Transport Co. Ltd. (Oil, gas & consumable fuels)	1,609,428	$1,645

	Saudi Arabia—2.9%
	Aldrees Petroleum & Transport Services Co. (Oil, gas & consumable fuels)	62,563	2,342
	Alinma Bank (Banks)	248,209	2,210
	Arabian Internet & Communications Services Co. (IT services)	32,245	2,748
	Bupa Arabia for Cooperative Insurance Co. (Insurance)	46,760	2,593
	Dr Sulaiman Al Habib Medical Services Group Co. (Health care providers & services)	37,785	2,374
	Elm Co. (IT services)	25,123	5,225
	Leejam Sports Co. JSC (Hotels, restaurants & leisure)	57,424	2,177
	Saudia Dairy & Foodstuff Co. (Food products)	21,717	1,865
			21,534

	South Africa—1.3%
	Bid Corp. Ltd. (Consumer staples distribution & retail)	260,494	5,810
	Bidvest Group Ltd. (Industrial conglomerates)	150,711	2,171
	Clicks Group Ltd. (Consumer staples distribution & retail)	127,165	1,737
			9,718

	United Arab Emirates—1.8%
	Americana Restaurants International PLC (Hotels, restaurants & leisure)	2,640,899	2,948
	Emaar Properties PJSC (Real estate management & development)	2,576,634	5,640
	Emirates Central Cooling Systems Corp. (Water utilities)	3,853,988	1,983
	Salik Co. PJSC (Transportation infrastructure)	3,074,024	2,770
			13,341

	Asia—2.0%

	Hong Kong—2.0%
	AIA Group Ltd. (Insurance)	1,873,800	15,278

	Total Common Stocks—98.3% (cost $664,961)		732,210

	Rights

	Emerging Latin America—0.0%

	Brazil—0.0%
*	Localiza Rent a Car SA, Expiring 11/10/23 (Ground transportation)	1,891	6

	Total Rights—0.0% (cost $0)		6

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $10,307, collateralized by U.S. Treasury Note, 0.375%, due 01/15/27, valued at $10,511	$10,305	10,305

	Total Repurchase Agreement—1.4% (cost $10,305)		10,305

	Total Investments—99.7% (cost $675,266)		742,521

	Cash and other assets, less liabilities—0.3%		2,245

	Net assets—100.0%		$744,766

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

56

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2023 (unaudited)

At September 30, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	28.3%
Financials	17.4%
Consumer Discretionary	12.9%
Consumer Staples	11.7%
Industrials	10.8%
Communication Services	6.2%
Health Care	3.7%
Real Estate	3.1%
Energy	3.0%
Materials	1.7%
Utilities	1.2%
Total	100.0%

At September 30, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	25.3%
New Taiwan Dollar	12.8%
U.S. Dollar	12.6%
Hong Kong Dollar	12.6%
South Korean Won	8.4%
Indonesian Rupiah	5.8%
Chinese Yuan Renminbi	4.6%
Brazilian Real	4.4%
South African Rand	4.3%
Mexican Peso	3.7%
Thai Baht	2.0%
UAE Dirham	1.8%
Philippine Peso	1.2%
All Other Currencies	0.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

57

Emerging Markets ex China Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—72.1%

	India—27.5%
	ABB India Ltd. (Electrical equipment)	3,360	$166
	APL Apollo Tubes Ltd. (Metals & mining)	5,413	106
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	2,409	149
	Asian Paints Ltd. (Chemicals)	2,659	101
	AU Small Finance Bank Ltd. (Banks)	13,666	118
	Bajaj Finance Ltd. (Consumer finance)	1,418	133
	Bharat Electronics Ltd. (Aerospace & defense)	64,385	107
	Cera Sanitaryware Ltd. (Building products)	615	63
	CG Power & Industrial Solutions Ltd. (Electrical equipment)	19,654	105
	Cholamandalam Investment & Finance Co. Ltd. (Consumer finance)	9,634	142
	Coforge Ltd. (IT services)	1,129	69
	Cummins India Ltd. (Machinery)	4,265	87
	Dixon Technologies India Ltd. (Household durables)	1,592	101
	Havells India Ltd. (Electrical equipment)	5,716	95
	HDFC Bank Ltd. (Banks)	28,946	532
	HDFC Life Insurance Co. Ltd. (Insurance)	8,581	66
	Hindustan Unilever Ltd. (Personal care products)	4,540	135
	Indian Hotels Co. Ltd. (Hotels, restaurants & leisure)	19,925	99
*	InterGlobe Aviation Ltd. (Passenger airlines)	4,471	128
	Jindal Stainless Ltd. (Metals & mining)	18,488	106
	KEI Industries Ltd. (Electrical equipment)	5,738	183
	Kotak Mahindra Bank Ltd. (Banks)	3,139	66
	KPIT Technologies Ltd. (Software)	11,969	166
	Macrotech Developers Ltd. (Real estate management & development)	9,263	89
	Max Healthcare Institute Ltd. (Health care providers & services)	17,740	121
	Nestle India Ltd. (Food products)	515	139
	NTPC Ltd. (Independent power & renewable electricity producers)	36,879	109
	PI Industries Ltd. (Chemicals)	1,583	66
	Polycab India Ltd. (Electrical equipment)	2,255	145
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	7,898	223
	Tata Elxsi Ltd. (Software)	1,149	100
	Titagarh Rail System Ltd. (Machinery)	12,044	113
	Titan Co. Ltd. (Textiles, apparel & luxury goods)	3,749	142
	Trent Ltd. (Specialty retail)	6,536	164
*	Triveni Turbine Ltd. (Electrical equipment)	19,329	102
	Tube Investments of India Ltd. (Automobile components)	2,695	97
	UNO Minda Ltd. (Automobile components)	17,090	124
	Varun Beverages Ltd. (Beverages)	22,796	261
	Venus Pipes & Tubes Ltd. (Metals & mining)	3,564	56
			5,074

	Indonesia—6.5%
	Astra International Tbk PT (Industrial conglomerates)	157,500	63
	Bank Central Asia Tbk PT (Banks)	1,150,100	657
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	1,147,200	388
	Mitra Adiperkasa Tbk PT (Broadline retail)	779,000	92
			1,200

	Philippines—1.4%
	BDO Unibank, Inc. (Banks)	65,228	163
	International Container Terminal Services, Inc. (Transportation infrastructure)	28,350	104
			267

See accompanying Notes to Portfolio of Investments.

58

Emerging Markets ex China Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	South Korea—10.0%
	JYP Entertainment Corp. (Entertainment)	1,451	$121
	NAVER Corp. (Interactive media & services)	873	130
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	23,802	1,207
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	321	122
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	3,228	274
			1,854

	Taiwan—25.4%
	Accton Technology Corp. (Communications equipment)	18,000	275
	Alchip Technologies Ltd. (Semiconductors & semiconductor equipment)	2,500	208
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	2,000	71
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	2,100	180
	Chailease Holding Co. Ltd. (Financial services)	10,200	57
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	18,000	154
	Delta Electronics, Inc. (Electronic equipment, instruments & components)	14,000	141
	E.Sun Financial Holding Co. Ltd. (Banks)	152,491	114
	Elite Material Co. Ltd. (Electronic equipment, instruments & components)	10,000	133
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	2,300	144
	Global Unichip Corp. (Semiconductors & semiconductor equipment)	3,100	131
	Innodisk Corp. (Technology hardware, storage & peripherals)	7,900	73
	Lotes Co. Ltd. (Electronic equipment, instruments & components)	4,103	105
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	5,000	114
	Parade Technologies Ltd. (Semiconductors & semiconductor equipment)	3,000	91
	Sinbon Electronics Co. Ltd. (Electronic equipment, instruments & components)	12,000	120
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & semiconductor equipment)	129,000	2,090
	Tripod Technology Corp. (Electronic equipment, instruments & components)	18,400	110
	Unimicron Technology Corp. (Electronic equipment, instruments & components)	23,500	126
	Voltronic Power Technology Corp. (Electrical equipment)	2,600	128
	Wiwynn Corp. (Technology hardware, storage & peripherals)	3,000	139
			4,704

	Thailand—1.3%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	116,800	86
	Bumrungrad Hospital PCL (Health care providers & services)	19,900	146
			232

	Emerging Latin America—16.9%

	Argentina—1.2%
	Arcos Dorados Holdings, Inc. (Hotels, restaurants & leisure)†	9,348	88
*	Globant SA (IT services)†	624	124
			212

	Brazil—9.8%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	42,000	103
	Banco BTG Pactual SA (Capital markets)	22,100	137
	Itau Unibanco Holding SA—ADR (Banks)	34,448	185
	Localiza Rent a Car SA (Ground transportation)	8,800	103
*	MercadoLibre, Inc. (Broadline retail)	393	498
	Multiplan Empreendimentos Imobiliarios SA (Real estate management & development)	16,800	82
	Patria Investments Ltd. (Capital markets)†	6,367	93

See accompanying Notes to Portfolio of Investments.

59

Emerging Markets ex China Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)

	Brazil — (continued)
	Raia Drogasil SA (Consumer staples distribution & retail)	29,016	$159
	Rumo SA (Ground transportation)	31,600	143
	TOTVS SA (Software)	27,200	146
	WEG SA (Electrical equipment)	23,500	170
			1,819

	Mexico—5.4%
*	Alsea SAB de CV (Hotels, restaurants & leisure)	27,600	101
	Arca Continental SAB de CV (Beverages)	10,300	94
	Corp. Inmobiliaria Vesta SAB de CV (Real estate management & development)	69,800	230
	Fomento Economico Mexicano SAB de CV—ADR (Beverages)	1,296	141
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation infrastructure)	9,100	99
	Qualitas Controladora SAB de CV (Insurance)	20,700	156
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	48,300	182
			1,003

	Peru—0.5%
	Credicorp Ltd. (Banks)†	676	86

	Emerging Europe, Mid-East, Africa—10.2%

	Greece—0.4%
	JUMBO SA (Specialty retail)	2,965	82

	Poland—0.7%
*	Dino Polska SA (Consumer staples distribution & retail)	1,564	127

	Saudi Arabia—4.0%
	Aldrees Petroleum & Transport Services Co. (Oil, gas & consumable fuels)	3,403	128
	Arabian Internet & Communications Services Co. (IT services)	921	79
	Bupa Arabia for Cooperative Insurance Co. (Insurance)	1,893	105
	Dr Sulaiman Al Habib Medical Services Group Co. (Health care providers & services)	2,186	137
	Elm Co. (IT services)	659	137
	Leejam Sports Co. JSC (Hotels, restaurants & leisure)	1,921	73
	Saudia Dairy & Foodstuff Co. (Food products)	913	78
			737

	South Africa—1.9%
	Bidvest Group Ltd. (Industrial conglomerates)	12,546	181
	Naspers Ltd. (Broadline retail)	1,080	172
			353

	United Arab Emirates—3.2%
	Air Arabia PJSC (Passenger airlines)	120,747	92
	Americana Restaurants International PLC (Hotels, restaurants & leisure)	122,779	137
	Emaar Properties PJSC (Real estate management & development)	73,155	160
	Emirates Central Cooling Systems Corp. (Water utilities)	128,903	66
	Salik Co. PJSC (Transportation infrastructure)	146,898	133
			588

	Total Common Stocks—99.2% (cost $16,748)		18,338

See accompanying Notes to Portfolio of Investments.

60

Emerging Markets ex China Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Rights

	Emerging Latin America—0.0%

	Brazil—0.0%
*	Localiza Rent a Car SA, Expiring 11/10/23 (Ground transportation)	64	$—

	Total Rights—0.0% (cost $0)		—

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $238, collateralized by U.S. Treasury Note, 0.375%, due 01/15/27, valued at $243	$238	238

	Total Repurchase Agreement—1.3% (cost $238)		238

	Total Investments—100.5% (cost $16,986)		18,576

	Liabilities, plus cash and other assets—(0.5)%		(94)

	Net assets—100.0%		$18,482

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

61

Emerging Markets ex China Growth Fund

Portfolio of Investments, September 30, 2023 (unaudited)

At September 30, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	37.1%
Financials	18.0%
Industrials	13.7%
Consumer Discretionary	10.7%
Consumer Staples	7.2%
Health Care	3.5%
Real Estate	3.1%
Materials	2.4%
Energy	1.9%
Communication Services	1.4%
Utilities	1.0%
Total	100.0%

At September 30, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	27.7%
New Taiwan Dollar	25.7%
South Korean Won	10.1%
U.S. Dollar	6.6%
Indonesian Rupiah	6.5%
South African Rand	5.9%
Brazilian Real	5.7%
Mexican Peso	4.7%
UAE Dirham	3.2%
Philippine Peso	1.5%
Thai Baht	1.3%
All Other Currencies	1.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

62

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—72.2%

	China—8.3%
	Airtac International Group (Machinery)	12,158	$369
	Centre Testing International Group Co. Ltd. (Professional services)	693,405	1,775
	Estun Automation Co. Ltd. (Machinery)	158,100	478
	Huaneng Lancang River Hydropower, Inc. (Independent power & renewable electricity producers)	6,020,612	6,122
	Jiumaojiu International Holdings Ltd. (Hotels, restaurants & leisure)	1,770,000	2,409
	MINISO Group Holding Ltd. (Broadline retail)	328,200	2,181
	Proya Cosmetics Co. Ltd. (Personal care products)	389,688	5,426
	Shenzhen Envicool Technology Co. Ltd. (Machinery)	689,700	2,484
	Sichuan Swellfun Co. Ltd. (Beverages)	41,800	345
	Sunresin New Materials Co. Ltd. (Chemicals)	179,850	1,439
	Topsports International Holdings Ltd. (Specialty retail)	1,949,000	1,481
	Yankershop Food Co. Ltd. (Food products)	160,500	1,636
	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	236,078	1,707
	Zhejiang Shuanghuan Driveline Co. Ltd. (Automobile components)	573,100	2,237
			30,089

	India—41.3%
	ABB India Ltd. (Electrical equipment)	112,114	5,534
*	Amber Enterprises India Ltd. (Household durables)	91,981	3,310
	APL Apollo Tubes Ltd. (Metals & mining)	324,135	6,370
	Astral Ltd. (Building products)	203,517	4,696
	AU Small Finance Bank Ltd. (Banks)	257,534	2,217
	Berger Paints India Ltd. (Chemicals)	134,549	920
*	Berger Paints India Ltd. (Chemicals)	26,910	184
	Cera Sanitaryware Ltd. (Building products)	17,396	1,785
	CG Power & Industrial Solutions Ltd. (Electrical equipment)	1,004,198	5,372
	Cholamandalam Investment & Finance Co. Ltd. (Consumer finance)	353,771	5,197
	Coforge Ltd. (IT services)	68,649	4,216
	Craftsman Automation Ltd. (Machinery)	32,027	1,787
*	Devyani International Ltd. (Hotels, restaurants & leisure)	486,795	1,254
	Dixon Technologies India Ltd. (Household durables)	94,273	5,977
	Escorts, Ltd. (Machinery)	94,342	3,616
*	Godrej Properties Ltd. (Real estate management & development)	224,247	4,199
	Home First Finance Co. India Ltd. (Financial services)	156,545	1,523
	IndiaMart InterMesh Ltd. (Trading companies & distributors)	57,278	1,975
	JB Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals)	76,662	1,367
	Jindal Stainless Ltd. (Metals & mining)	636,917	3,650
	Kajaria Ceramics Ltd. (Building products)	138,535	2,210
	KEC International Ltd. (Construction & engineering)	319,318	2,560
	KEI Industries Ltd. (Electrical equipment)	299,037	9,550
	KPIT Technologies Ltd. (Software)	341,673	4,726
*	Lemon Tree Hotels Ltd. (Hotels, restaurants & leisure)	1,480,777	2,036
	Macrotech Developers Ltd. (Real estate management & development)	617,420	5,912
	Max Healthcare Institute Ltd. (Health care providers & services)	390,289	2,666
	Narayana Hrudayalaya Ltd. (Health care providers & services)	75,431	986
	Oberoi Realty Ltd. (Real estate management & development)	234,823	3,249
	Polycab India Ltd. (Electrical equipment)	157,061	10,109
	Radico Khaitan Ltd. (Beverages)	155,302	2,255
	Ramkrishna Forgings Ltd. (Metals & mining)	421,652	3,260
	Sundram Fasteners Ltd. (Automobile components)	205,693	3,111
	Titagarh Rail System Ltd. (Machinery)	429,728	4,031

See accompanying Notes to Portfolio of Investments.

63

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	Trent Ltd. (Specialty retail)	284,426	$7,133
*	Triveni Turbine Ltd. (Electrical equipment)	726,046	3,830
	Tube Investments of India Ltd. (Automobile components)	97,850	3,517
	UNO Minda Ltd. (Automobile components)	299,906	2,171
	Varun Beverages Ltd. (Beverages)	813,014	9,300
	Venus Pipes & Tubes Ltd. (Metals & mining)	129,137	2,040
			149,801

	Indonesia—3.3%
	Bank Negara Indonesia Persero Tbk PT (Banks)	9,269,400	6,192
	Mitra Adiperkasa Tbk PT (Broadline retail)	47,568,200	5,602
			11,794

	Philippines—0.1%
	International Container Terminal Services, Inc. (Transportation infrastructure)	100,300	367

	South Korea—2.4%
	JYP Entertainment Corp. (Entertainment)	28,350	2,359
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	24,091	2,746
	Orion Corp. (Food products)	39,668	3,772
			8,877

	Taiwan—16.3%
	Alchip Technologies Ltd. (Semiconductors & semiconductor equipment)	87,000	7,250
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	13,000	465
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	33,900	2,904
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	382,000	3,266
	Elite Material Co. Ltd. (Electronic equipment, instruments & components)	372,000	4,932
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	44,000	2,747
	Faraday Technology Corp. (Semiconductors & semiconductor equipment)	258,000	2,446
	Global Unichip Corporation (Semiconductors & semiconductor equipment)	85,000	3,594
	Great Tree Pharmacy Co. Ltd. (Consumer staples distribution & retail)	243,160	2,636
	Innodisk Corp. (Technology hardware, storage & peripherals)	219,000	2,012
	Kaori Heat Treatment Co. Ltd. (Machinery)	209,000	1,920
	Lotes Co. Ltd. (Electronic equipment, instruments & components)	49,669	1,266
	Nanya Technology Corp. (Semiconductors & semiconductor equipment)	2,374,000	4,824
	Parade Technologies Ltd. (Semiconductors & semiconductor equipment)	43,000	1,311
	Sinbon Electronics Co. Ltd. (Electronic equipment, instruments & components)	571,000	5,722
	Tripod Technology Corp. (Electronic equipment, instruments & components)	312,000	1,861
	Voltronic Power Technology Corp. (Electrical equipment)	100,507	4,935
	Wiwynn Corp. (Technology hardware, storage & peripherals)	106,000	4,909
			59,000

	Thailand—0.5%
	Bumrungrad Hospital PCL (Health care providers & services)	151,600	1,116
*	Central Plaza Hotel PCL (Hotels, restaurants & leisure)	304,400	393
	Com7 PCL (Specialty retail)	442,000	379
			1,888

See accompanying Notes to Portfolio of Investments.

64

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Latin America—16.2%

	Argentina—1.1%
	Arcos Dorados Holdings, Inc. (Hotels, restaurants & leisure)†	399,257	$3,777

	Brazil—7.5%
	Cury Construtora e Incorporadora SA (Household durables)	589,900	1,908
	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household durables)	1,584,500	6,390
	Hypera SA (Pharmaceuticals)	145,200	1,073
	Iguatemi SA (Real estate management & development)	489,700	1,973
	Multiplan Empreendimentos Imobiliarios SA (Real estate management & development)	1,397,500	6,831
	TOTVS SA (Software)	1,067,200	5,732
	Vivara Participacoes SA (Textiles, apparel & luxury goods)	615,000	3,286
			27,193

	Mexico—7.6%
*	Alsea SAB de CV (Hotels, restaurants & leisure)	1,462,700	5,338
	Banco del Bajio SA (Banks)	563,300	1,765
	Corp. Inmobiliaria Vesta SAB de CV (Real estate management & development)	1,629,300	5,363
	Corp. Inmobiliaria Vesta SAB de CV—ADR (Real estate management & development)	15,420	507
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation infrastructure)	547,499	5,952
	Grupo Aeroportuario del Sureste SAB de CV (Transportation infrastructure)	72,825	1,784
	Prologis Property Mexico SA de CV (Industrial REITs)	1,316,800	4,538
	Qualitas Controladora SAB de CV (Insurance)	262,700	1,978
	Regional SAB de CV (Banks)	51,500	369
			27,594

	Emerging Europe, Mid-East—11.5%

	Greece—0.6%
	JUMBO SA (Specialty retail)	76,270	2,096

	Kazakhstan—1.3%
	Kaspi.KZ JSC—GDR (Consumer finance)	50,058	4,846

	Poland—0.7%
*	Dino Polska SA (Consumer staples distribution & retail)	32,607	2,650

	Qatar—0.1%
	Qatar Gas Transport Co. Ltd. (Oil, gas & consumable fuels)	337,748	345

	Saudi Arabia—4.7%
	Aldrees Petroleum & Transport Services Co. (Oil, gas & consumable fuels)	111,229	4,164
	Arabian Internet & Communications Services Co. (IT services)	11,169	952
	Bupa Arabia for Cooperative Insurance Co. (Insurance)	49,195	2,728
	Dallah Healthcare Co. (Health care providers & services)	10,080	383
	Dr Sulaiman Al Habib Medical Services Group Co. (Health care providers & services)	5,658	356
	Elm Co. (IT services)	19,739	4,105
	Leejam Sports Co. JSC (Hotels, restaurants & leisure)	31,384	1,190
	Saudia Dairy & Foodstuff Co. (Food products)	36,270	3,114
			16,992

	United Arab Emirates—4.1%
	Air Arabia PJSC (Passenger airlines)	4,609,876	3,527
	Americana Restaurants International PLC (Hotels, restaurants & leisure)	3,380,362	3,773
	Emirates Central Cooling Systems Corp. (Water utilities)	5,467,622	2,814

See accompanying Notes to Portfolio of Investments.

65

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)

Emerging Europe, Mid-East—(continued)

United Arab Emirates—(continued)
Salik Co. PJSC (Transportation infrastructure)	5,084,979	$4,582
		14,696

Total Common Stocks—99.9% (cost $306,927)		362,005

Repurchase Agreement
Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $4,839, collateralized by U.S. Treasury Note, 0.375%, due 01/15/27, valued at $4,935	$4,838	4,838

Total Repurchase Agreement—1.3% (cost $4,838)		4,838

Total Investments—101.2% (cost $311,765)		366,843

Liabilities, plus cash and other assets—(1.2)%		(4,437)

Net assets—100.0%		$362,406

ADR = American Depository Receipt

GDR = Global Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

66

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2023 (unaudited)

At September 30, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	24.0%
Information Technology	19.9%
Consumer Discretionary	19.6%
Real Estate	9.0%
Consumer Staples	8.6%
Financials	7.4%
Materials	4.9%
Utilities	2.5%
Health Care	2.2%
Energy	1.2%
Communication Services	0.7%
Total	100.0%

At September 30, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	41.4%
New Taiwan Dollar	16.4%
Brazilian Real	7.5%
Mexican Peso	7.5%
Chinese Yuan Renminbi	6.5%
South African Rand	4.7%
UAE Dirham	4.1%
Indonesian Rupiah	3.3%
U.S. Dollar	2.5%
South Korean Won	2.4%
Hong Kong Dollar	1.7%
All Other Currencies	2.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

67

China Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—106.2%

	China—106.2%
	Aier Eye Hospital Group Co. Ltd. (Health care providers & services)	12,848	$32
	Airtac International Group (Machinery)	1,000	30
	AK Medical Holdings Ltd. (Health care equipment & supplies)	10,000	8
*	Alibaba Group Holding Ltd. (Broadline retail)	9,400	103
	Bank of Chengdu Co. Ltd. (Banks)	7,800	15
	Bank of Ningbo Co. Ltd. (Banks)	5,890	22
	Beijing Kingsoft Office Software, Inc. (Software)	629	32
	BYD Co. Ltd. (Automobiles)	1,400	43
	China Tourism Group Duty Free Corp. Ltd. (Specialty retail)	900	13
	Contemporary Amperex Technology Co. Ltd. (Electrical equipment)	1,240	35
	East Money Information Co. Ltd. (Capital markets)	15,544	32
	Eastroc Beverage Group Co. Ltd. (Beverages)	600	15
	Estun Automation Co. Ltd. (Machinery)	4,300	13
	Foshan Haitian Flavouring & Food Co. Ltd. (Food products)	1,772	9
*	Giant Biogene Holding Co. Ltd. (Personal care products)	2,200	10
	Hangzhou Tigermed Consulting Co. Ltd. (Life sciences tools & services)	1,217	11
	Huaneng Lancang River Hydropower, Inc. (Independent power & renewable electricity producers)	18,200	19
	Hundsun Technologies, Inc. (Software)	2,700	12
	Inner Mongolia Yili Industrial Group Co. Ltd. (Food products)	2,600	9
	JD.com, Inc. (Broadline retail)	802	12
	Jiangsu Hengli Hydraulic Co. Ltd. (Machinery)	2,500	22
*	Kuaishou Technology (Interactive media & services)	2,100	17
	Kweichow Moutai Co. Ltd. (Beverages)	400	99
	Li Ning Co. Ltd. (Textiles, apparel & luxury goods)	3,500	15
	Maxscend Microelectronics Co. Ltd. (Electronic equipment, instruments & components)	600	10
*	Meituan (Hotels, restaurants & leisure)	2,810	41
	Midea Group Co. Ltd. (Household durables)	2,000	15
	NAURA Technology Group Co. Ltd. (Semiconductors & semiconductor equipment)	1,100	36
	NetEase, Inc. (Entertainment)	3,900	79
	Proya Cosmetics Co. Ltd. (Personal care products)	2,188	30
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	2,400	22
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Health care equipment & supplies)	500	18
	Silergy Corp. (Semiconductors & semiconductor equipment)	1,100	10
	Sunresin New Materials Co. Ltd. (Chemicals)	1,500	12
	SUPCON Technology Co. Ltd. (Electronic equipment, instruments & components)	2,743	18
	Tencent Holdings Ltd. (Interactive media & services)	3,500	137
	Topsports International Holdings Ltd. (Specialty retail)	12,000	9
	Weichai Power Co. Ltd. (Machinery)	9,000	12
	Will Semiconductor Co. Ltd. Shanghai (Semiconductors & semiconductor equipment)	1,000	13
	Wuliangye Yibin Co. Ltd. (Beverages)	1,300	28
	WuXi AppTec Co. Ltd. (Life sciences tools & services)	1,400	17
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	900	34
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (Semiconductors & semiconductor equipment)	2,800	18
			1,187

See accompanying Notes to Portfolio of Investments.

68

China Growth Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Asia—4.3%

Hong Kong—4.3%
AIA Group Ltd. (Insurance)	4,000	$33
Hong Kong Exchanges & Clearing Ltd. (Capital markets)	400	15
		48

Total Common Stocks—110.5% (cost $1,613)		1,235

Total Investments—110.5% (cost $1,613)		1,235

Liabilities, plus cash and other assets—(10.5)%		(117)

Net assets—100.0%		$1,118

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

69

China Growth Fund

Portfolio of Investments, September 30, 2023 (unaudited)

At September 30, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	20.4%
Communication Services	18.9%
Consumer Staples	16.2%
Information Technology	12.1%
Industrials	10.8%
Health Care	9.7%
Financials	9.4%
Utilities	1.5%
Materials	1.0%
Total	100.0%

At September 30, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Chinese Yuan Renminbi	52.2%
Hong Kong Dollar	44.6%
New Taiwan Dollar	3.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

70

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—62.6%

Angola—2.3%
Angolan Government International Bond,
8.000%, due 11/26/29		$300	$246
9.125%, due 11/26/49		1,200	858
			1,104

Argentina—2.0%
Argentine Government International Bond,
0.750%, due 7/9/30 (a)		650	185
3.500%, due 7/9/41 (a)		2,715	699
3.750%, due 1/9/38 (a)	EUR	320	85
			969

Armenia—1.1%
Republic of Armenia International Bond, 3.600%, due 2/2/31		$700	526

Bahrain—2.3%
Bahrain Government International Bond,
5.250%, due 1/25/33		200	170
6.250%, due 1/25/51		300	229
7.000%, due 1/26/26		200	201
7.000%, due 10/12/28		500	506
			1,106

Bermuda—0.6%
Bermuda Government International Bond, 3.375%, due 8/20/50		460	286

Brazil—1.4%
Brazilian Government International Bond, 4.750%, due 1/14/50		680	470
Brazil Notas do Tesouro Nacional Serie F,
10.000%, due 1/1/25	BRL	560	110
10.000%, due 1/1/33	BRL	610	111
			691

Chile—0.8%
Chile Government International Bond,
3.250%, due 9/21/71		$400	226
4.340%, due 3/7/42		200	161
			387

Colombia—2.9%
Colombia Government International Bond,
3.250%, due 4/22/32		550	395
4.125%, due 2/22/42		330	199
4.125%, due 5/15/51		300	167
4.500%, due 1/28/26		250	239
5.000%, due 6/15/45		450	295

See accompanying Notes to Portfolio of Investments.

71

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Colombia — (continued)
5.200%, due 5/15/49		$200	$131
			1,426

Costa Rica—0.7%
Costa Rica Government International Bond, 4.375%, due 4/30/25		340	329

Dominican Republic—2.4%
Dominican Republic International Bond,
5.300%, due 1/21/41		250	183
5.875%, due 1/30/60		910	649
11.250%, due 9/15/35 (b)	DOP	18,000	324
			1,156

Ecuador—1.4%
Ecuador Government International Bond,	$
0.000%, due 7/31/30		480	142
2.500%, due 7/31/40 (a)		830	272
3.500%, due 7/31/35 (a)		280	103
6.000%, due 7/31/30 (a)		360	183
			700

Egypt—2.4%
Egypt Government International Bond,
7.300%, due 9/30/33 (b)		250	139
7.500%, due 2/16/61		250	125
8.150%, due 11/20/59		200	103
8.750%, due 9/30/51		250	134
8.750%, due 9/30/51 (b)		250	134
8.875%, due 5/29/50		1,025	553
			1,188

El Salvador—1.2%
El Salvador Government International Bond, 7.625%, due 2/1/41		850	579

Gabon—0.7%
Gabon Government International Bond,
6.950%, due 6/16/25		200	178
7.000%, due 11/24/31		250	185
			363

Ghana—1.9%
Ghana Government International Bond,
0.000%, due 4/7/25 (c)		350	139
6.375%, due 2/11/27 (c)		600	265
7.750%, due 4/7/29 (c)		500	220
8.625%, due 4/7/34 (c)		400	177

See accompanying Notes to Portfolio of Investments.

72

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Ghana — (continued)
8.950%, due 3/26/51 (c)		$350	$148
			949

Guatemala—2.1%
Guatemala Government Bond,
3.700%, due 10/7/33		1,090	834
7.050%, due 10/4/32 (b)		200	201
			1,035

Hungary—1.5%
Hungary Government International Bond,
3.125%, due 9/21/51		600	332
6.750%, due 9/25/52 (b)		400	379
			711

Indonesia—1.4%
Indonesia Government International Bond,
5.650%, due 1/11/53		500	476
6.500%, due 6/15/25	IDR	3,500,000	227
			703

Iraq—0.3%
Iraq International Bond, 5.800%, due 1/15/28		$141	130

Ivory Coast—0.9%
Ivory Coast Government International Bond, 6.625%, due 3/22/48	EUR	600	436

Kenya—1.6%
Kenya Government International Bond,
6.875%, due 6/24/24		$700	646
8.250%, due 2/28/48		200	136
			782

Lebanon—0.7%
Lebanon Government International Bond,
5.800%, due 4/14/20 (c)		1,400	112
6.650%, due 4/22/24 (c)		268	21
6.750%, due 11/29/27 (c)		341	27
6.850%, due 3/23/27 (c)		600	47
6.850%, due 5/25/29 (c)		600	48
7.150%, due 11/20/31 (c)		1,200	95
			350

Mexico—1.6%
Mexico Government International Bond, 3.750%, due 4/19/71		310	175

See accompanying Notes to Portfolio of Investments.

73

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Government Bonds—(continued)

Mexico — (continued)
6.350%, due 2/9/35	$600	$586
		761

Mongolia—0.4%
Mongolia Government International Bond, 8.650%, due 1/19/28 (b)	200	199

Morocco—0.3%
Morocco Government International Bond, 4.000%, due 12/15/50	200	123

Mozambique—0.6%
Mozambique International Bond, 9.000%, due 9/15/31 (a)	400	313

Nigeria—0.9%
Nigeria Government International Bond,
6.500%, due 11/28/27	200	166
7.625%, due 11/21/25	250	239
8.250%, due 9/28/51	75	52
		457

Oman—1.6%
Oman Government International Bond,
5.625%, due 1/17/28	600	584
6.750%, due 1/17/48	200	183
		767

Pakistan—1.2%
Pakistan Government International Bond,
6.000%, due 4/8/26	300	154
6.875%, due 12/5/27	400	202
8.875%, due 4/8/51	550	252
		608

Panama—2.0%
Panama Government International Bond,
3.870%, due 7/23/60	710	407
4.500%, due 4/1/56	200	131
4.500%, due 1/19/63	400	259
Panama Bonos del Tesoro, 6.375%, due 7/25/33 (b)	200	190
		987

Paraguay—1.6%
Paraguay Government International Bond, 2.739%, due 1/29/33	1,060	803

Peru—1.3%
Peruvian Government International Bond,

See accompanying Notes to Portfolio of Investments.

74

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Peru— (continued)
2.783%, due 1/23/31		$400	$327
3.230%, due 7/28/2121		230	119
3.600%, due 1/15/72		300	178
			624

Philippines—1.2%
Philippines Government International Bond,
3.700%, due 2/2/42		500	372
5.609%, due 4/13/33		200	200
			572

Poland—0.4%
Poland Government International Bond, 5.500%, due 4/4/53		200	181

Qatar—2.0%
Qatar Government International Bond,
4.400%, due 4/16/50		1,000	813
5.103%, due 4/23/48		200	181
			994

Romania—1.1%
Romania Government International Bond,
2.875%, due 4/13/42	EUR	100	62
3.375%, due 1/28/50	EUR	430	267
7.625%, due 1/17/53 (b)		$200	204
			533

Saudi Arabia—2.1%
Saudi Government International Bond,
3.250%, due 11/17/51		200	122
3.450%, due 2/2/61		1,000	611
3.750%, due 1/21/55		200	132
5.000%, due 1/18/53 (b)		200	166
			1,031

Senegal—0.3%
Senegal Government International Bond, 5.375%, due 6/8/37	EUR	200	135

Serbia—0.3%
Serbia International Bond, 2.050%, due 9/23/36	EUR	200	125

South Africa—2.5%
South Africa Government International Bond,
4.300%, due 10/12/28		$400	346
5.750%, due 9/30/49		1,000	662

See accompanying Notes to Portfolio of Investments.

75

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

South Africa — (continued)
8.750%, due 2/28/48	ZAR	5,400	$198
			1,206

Sri Lanka—1.5%
Sri Lanka Government International Bond,
5.750%, due 4/18/23 (c)		$400	190
6.350%, due 6/28/24 (c)		400	189
6.850%, due 11/3/25 (c)		400	192
7.850%, due 3/14/29 (c)		400	184
			755

Trinidad And Tobago—0.4%
Trinidad and Tobago Government International Bond, 5.950%, due 1/14/31 (b)		200	197

Tunisia—0.6%
Tunisian Republic,
6.375%, due 7/15/26	EUR	300	191
6.750%, due 10/31/23	EUR	100	102
			293

Turkey—2.5%
Turkey Government International Bond,
4.250%, due 4/14/26		$250	229
4.875%, due 10/9/26		200	183
4.875%, due 4/16/43		700	443
6.000%, due 3/25/27		200	186
9.375%, due 1/19/33		200	203
			1,244

Ukraine—1.0%
Ukraine Government International Bond,
7.253%, due 3/15/35 (c)		1,300	340
7.750%, due 8/1/41 (a) (c)		290	133
			473

United Arab Emirates—0.7%
Abu Dhabi Government International Bond,
2.700%, due 9/2/70		450	238
3.000%, due 9/15/51		200	125
			363

Uruguay—0.6%
Uruguay Government International Bond,
9.750%, due 7/20/33	UYU	3,788	99
3.875%, due 7/2/40	UYU	6,205	169
			268

See accompanying Notes to Portfolio of Investments.

76

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Government Bonds—(continued)

Vietnam—0.4%
Vietnam Government International Bond, 4.800%, due 11/19/24	$200	$196

Zambia—0.9%
Zambia Government International Bond,
5.375%, due 9/20/22	250	124
8.500%, due 4/14/24	200	109
8.970%, due 7/30/27	400	217
		450

Total Foreign Government Bonds—62.6% (cost $34,017)		30,564

Foreign Corporate Bonds—30.1%

Brazil—2.5%
Aegea Finance Sarl, 9.000%, due 1/20/31 (b)	200	201
Azul Secured Finance LLP, 10.875%, due 5/28/30 (b)	175	143
Banco do Brasil SA, 10 year CMT + 4.398%, 6.250%, due 4/15/24 (d)(e)	200	185
ERO Copper Corp., 6.500%, due 2/15/30	200	173
Hidrovias International Finance Sarl, 4.950%, due 2/8/31	200	159
Minerva Luxembourg SA, 4.375%, due 3/18/31	200	155
Petrorio Luxembourg Trading Sarl, 6.125%, due 6/9/26	200	192
		1,208

Chile—1.6%
CAP SA, 3.900%, due 4/27/31	250	184
Empresa Nacional del Petroleo, 5.250%, due 11/6/29	450	420
Inversiones CMPC SA, 3.000%, due 4/6/31	200	158
		762

China—2.2%
China Evergrande Group, 9.500%, due 3/29/24 (c)	300	7
China Hongqiao Group Ltd., 6.250%, due 6/8/24	200	195
China Oil & Gas Group Ltd., 4.700%, due 6/30/26	200	159
ENN Clean Energy International Investment Ltd., 3.375%, due 5/12/26	200	182
Sinochem Offshore Capital Co. Ltd., 2.375%, due 9/23/31	500	381

See accompanying Notes to Portfolio of Investments.

77

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Corporate Bonds—(continued)

China — (continued)
Standard Chartered PLC, 5 year CMT + 3.135%, 4.300%, due 2/19/49 (d)(e)		$200	$145
Yuzhou Group Holdings Co. Ltd., 7.850%, due 8/12/26 (c)		200	12
			1,081

Colombia—0.6%
Canacol Energy Ltd., 5.750%, due 11/24/28 (b)		200	159
SierraCol Energy Andina LLC, 6.000%, due 6/15/28		200	159
			318

Costa Rica—0.4%
Instituto Costarricense de Electricidad, 6.375%, due 5/15/43		250	204

Dominican Republic—0.4%
Empresa Generadora de Electricidad Haina SA, 5.625%, due 11/8/28 (b)		250	220

Georgia—0.4%
Energo-Pro AS, 8.500%, due 2/4/27		200	196

Guatemala—0.4%
Banco Industrial SA, 5 year CMT + 4.442%, 4.875%, due 1/29/31 (e)		200	184

Hungary—0.8%
Magyar Export-Import Bank Zrt, 6.125%, due 12/4/27		200	196
OTP Bank Nyrt, 5 year CMT + 5.060%, 8.750%, due 5/15/33 (e)		200	198
			394

India—1.6%
European Bank for Reconstruction & Development, 6.300%, due 10/26/27	INR	20,000	231
Export-Import Bank of India, 2.250%, due 1/13/31		$200	155
International Bank for Reconstruction & Development, 6.850%, due 4/24/28	INR	20,000	235
ReNew Wind Energy AP2/ReNew Power Pvt Ltd., 4.500%, due 7/14/28		200	167
			788

Indonesia—2.6%
Bank Mandiri Persero Tbk PT, 2.000%, due 4/19/26		$200	180

See accompanying Notes to Portfolio of Investments.

78

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Corporate Bonds—(continued)

Indonesia — (continued)
European Bank for Reconstruction & Development, 6.000%, due 1/17/30	IDR	3,500,000	$223
Pertamina Persero PT,
6.000%, due 5/3/42		$200	182
2.300%, due 2/9/31		200	155
3.100%, due 8/27/30		400	333
Perusahaan Penerbit SBSN Indonesia III, 4.700%, due 6/6/32 (b)		200	189
			1,262

Kazakhstan—1.2%
KazMunayGas National Co. JSC, 3.500%, due 4/14/33		800	598

Kuwait—0.4%
NBK Tier 1 Ltd., 6 year CMT + 2.875%, 3.625%, due 8/24/26 (d)(e)		200	173

Malaysia—1.3%
Dua Capital Ltd., 2.780%, due 5/11/31		550	450
Petronas Capital Ltd., 4.550%, due 4/21/50		200	161
			611

Mexico—5.7%
Banco Nacional de Comercio Exterior SNC, 5 year CMT + 2.000%, 2.720%, due 8/11/31 (e)		220	180
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, due 4/17/25		200	196
BBVA Bancomer SA, 5 year CMT + 2.650%, 5.125%, due 1/18/33 (e)		200	172
Credito Real SAB de CV SOFOM ER, 5.000%, due 2/1/27 (c)	EUR	200	22
Grupo Axo SAPI de CV, 5.750%, due 6/8/26		$200	176
Orbia Advance Corp. SAB de CV, 1.875%, due 5/11/26		200	178
Petroleos Mexicanos,
6.700%, due 2/16/32		230	170
5.950%, due 1/28/31		1,000	712
6.490%, due 1/23/27		200	176
7.690%, due 1/23/50		250	160
6.750%, due 9/21/47		808	473
4.750%, due 2/26/29	EUR	200	160
			2,775

Mongolia—0.4%
Development Bank of Mongolia LLC, 7.250%, due 10/23/23		$200	199

See accompanying Notes to Portfolio of Investments.

79

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

Nigeria—0.3%
SEPLAT Energy PLC, 7.750%, due 4/1/26	$200	$170

Peru—1.5%
Banco Internacional del Peru SAA Interbank, 5 year CMT + 3.711%, 4.000%, due 7/8/30 (e)	200	184
Corp. Financiera de Desarrollo SA, 2.400%, due 9/28/27	420	360
InRetail Consumer, 3.250%, due 3/22/28	200	169
		713

Saudi Arabia—0.5%
Gaci First Investment Co., 5.125%, due 2/14/53	300	243

South Africa—0.4%
Stillwater Mining Co., 4.000%, due 11/16/26	200	173

Supranational—1.0%
Gabon Blue Bond Master Trust, 6.097%, due 8/1/38 (b)	500	488

Thailand—0.3%
Bangkok Bank PCL, 5 year CMT + 2.150%, 3.466%, due 9/23/36 (e)	200	155

Trinidad And Tobago—0.8%
Heritage Petroleum Co. Ltd.,
9.000%, due 8/12/29 (b)	200	207
9.000%, due 8/12/29	200	207
		414

Turkey—1.6%
Turkiye Ihracat Kredi Bankasi AS,
5.750%, due 7/6/26	200	187
9.375%, due 1/31/26 (b)	200	203
Turkiye Vakiflar Bankasi TAO, 9.000%, due 10/12/28 (b)	200	198
WE Soda Investments Holding PLC, 9.500%, due 10/6/28 (b)	200	201
		789

United Arab Emirates—1.2%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, due 7/31/26	200	194
MAF Global Securities Ltd., 5 year CMT + 3.539%, 6.375%, due 3/20/26 (d)(e)	200	193

See accompanying Notes to Portfolio of Investments.

80

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

United Arab Emirates — (continued)
Sobha Sukuk Ltd., 8.750%, due 7/17/28	$200	$195
		582

Total Foreign Corporate Bonds—30.1% (cost $16,033)		14,700

Foreign Municipal Bonds—0.5%

Argentina—0.5%
Provincia de Buenos Aires,
6.375%, due 9/1/37 (a)(b)	50	16
5.500%, due 9/1/37 (a)(b)	200	53
6.375%, due 9/1/37 (a)	170	55
Provincia de Cordoba, 6.875%, due 12/10/25 (a)	167	137
		261

Total Foreign Municipal Bonds—0.5% (cost $331)		261

Repurchase Agreement
Fixed Income Clearing Corporation, 2.300% dated 09/29/23, due 10/02/23, repurchase price $1,534, collateralized by U.S. Treasury Note, 1.500%, due 01/31/27, valued at $1,564	1,534	1,534

Total Repurchase Agreement—3.1% (cost $1,534)		1,534

U.S. Government—3.4%
U.S. Treasury Bill,
5.278%, due 11/24/23 (f)	520	516
5.452%, due 12/12/23	630	623
5.385%, due 1/4/24	250	247
5.488%, due 1/23/24	250	246

Total U.S. Government—3.4% (cost $1,632)		1,632

Total Investments in Securities—99.7% (cost $53,547)		48,691

Total Investments—99.7% (cost $53,547)		48,691

Cash and other assets, less liabilities—0.3%		161

Net assets—100.0%		$48,852

(a) Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2023.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to Portfolio of Investments.

81

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

(c) Security is currently in default and/or non-income producing.

(d) Security is perpetual in nature and has no stated maturity.

(e) Floating Rate Bond. Rate shown is as of September 30, 2023.

(f) Security, or portion of security, is segregated as collateral to cover initial margin requirements on centrally cleared swaps aggregating a total value of $516.

CMT = Constant Maturity Treasury

EURIBOR = Euro Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)

Purchased
12/20/23	Euro	Citibank N.A.	149	$159	$158	$(1)

Sold
12/20/23	Euro	Citibank N.A.	1,741	1,877	1,847	30
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$29

Centrally Cleared Interest Rate Swaps

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
1-Day USD SOFR	Receive	3.500%	1Y	Jun 2063	LCH		$227	$1	$15	$14
1-Day USD SOFR	Receive	3.750%	1Y	Jun 2048	LCH		856	14	53	39
EUR 6M EURIBOR	Receive	3.500%	1Y	Sep 2028	LCH	EUR	649	(4)	(3)	1
EUR 6M EURIBOR	Receive	3.250%	1Y	Sep 2033	LCH	EUR	116	—	1	1
EUR 6M EURIBOR	Receive	3.250%	1Y	Sep 2038	LCH	EUR	525	3	12	9
EUR 6M EURIBOR	Receive	3.000%	1Y	Sep 2048	LCH	EUR	192	2	7	5
1-Day USD SOFR	Pay	4.500%	1Y	Jun 2026	LCH		$3,643	(20)	(28)	(8)
1-Day USD SOFR	Pay	4.250%	1Y	Jun 2028	LCH		5,349	(14)	(49)	(35)
1-Day USD SOFR	Pay	4.000%	1Y	Jun 2030	LCH		738	(7)	(16)	(9)
1-Day USD SOFR	Pay	4.000%	1Y	Jun 2033	LCH		1,224	(5)	(31)	(26)
1-Day USD SOFR	Pay	4.000%	1Y	Jun 2043	LCH		495	3	(17)	(20)
										$(29)

See accompanying Notes to Portfolio of Investments.

82

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Kingdom of Saudi Arabia	Buy	1.000%	3M	Jun 2026	ICE	$400	$(8)	$(7)	$1
Argentine Republic	Buy	1.000%	3M	Dec 2025	ICE	500	304	330	26
Argentine Republic	Buy	1.000%	3M	Jun 2027	ICE	250	205	185	(20)
Argentine Republic	Buy	5.000%	3M	Jun 2033	ICE	250	186	180	(6)
Republic of South Africa	Buy	1.000%	3M	Jun 2028	ICE	450	30	29	(1)
Argentine Republic	Buy	5.000%	3M	Jun 2026	ICE	300	168	194	26
Argentine Republic	Sell	5.000%	3M	Dec 2031	ICE	500	(293)	(359)	(66)
Argentine Republic	Sell	5.000%	3M	Jun 2032	ICE	100	(63)	(72)	(9)
Argentine Republic	Sell	5.000%	3M	Jun 2027	ICE	250	(190)	(171)	19
Republic of Colombia	Sell	1.000%	3M	Jun 2033	ICE	100	(20)	(16)	4
Argentine Republic	Sell	5.000%	3M	Jun 2025	ICE	150	(68)	(82)	(14)
Argentine Republic	Sell	5.000%	3M	Jun 2028	ICE	150	(96)	(106)	(10)
									$(50)
Total net unrealized appreciation (depreciation) on swaps									$(79)

Currency Legend

BRL Brazilian Real

DOP Dominican Peso

EUR Euro

IDR Indonesian Rupiah

INR Indian Rupee

USD U.S. Dollar

UYU Uruguayan Peso

ZAR South African Rand

See accompanying Notes to Portfolio of Investments.

83

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2023 (unaudited)

At September 30, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	92.3%
Euro	3.5%
Indian Rupee	1.0%
Indonesian Rupiah	1.0%
All Other Currencies	2.2%
Total	100.0%

At September 30, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Sovereign	68.4%
Corporate
Financials	5.3%
Materials	2.8%
Utilities	2.0%
Energy	1.5%
Consumer Discretionary	1.1%
Consumer Staples	0.7%
Industrials	0.4%
Quasi-Sovereign	14.6%
Sub Sovereign	0.6%
Supranational	2.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

84

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. As of September 30, 2023, the Trust had the following funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.

U.S. Equity Funds	International Equity Funds	Emerging Markets Debt Fund
Growth	International Leaders	Emerging Markets Debt
Large Cap Growth	International Growth
Mid Cap Value	Institutional International Growth
Small-Mid Cap Core	International Small Cap Growth
Small-Mid Cap Growth	Emerging Markets Leaders
Small-Mid Cap Value[1]	Emerging Markets Growth
Small Cap Growth	Emerging Markets ex China Growth
Small Cap Value	Emerging Markets Small Cap Growth
China Growth

Global Equity Fund
Global Leaders

The investment objectives of the Funds are as follows:

U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark.

[1]	Effective August 17, 2023 (Commencement of Operations).

85

(b) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(2) Valuation

(a) Investment Valuation

The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Adviser has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of September 30, 2023, fair valuation estimates for foreign equity securities were not obtained.

Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset.

Securities, and other assets, for which a market quotation is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations for the Funds. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

86

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed Income Securities

Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase Agreements

Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Forward foreign currency contracts and swaps are valued using pricing inputs observed from actively quoted markets and are categorized within Level 2 of the fair value hierarchy.

As of September 30, 2023, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).

87

Investments in securities	Growth	Large Cap Growth	Mid Cap Value	Small-Mid Cap Core
Level 1
Common Stocks	$215,279	$1,462,212	$1,481	$153,809
Level 2
Repurchase Agreements	5,552	8,493	106	5,593
Level 3
None	—	—	—	—
Total investments in securities	$220,831	$1,470,705	$1,587	$159,402

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1
Common Stocks	$1,878,900	$1,597	$627,808	$1,196,636
Exchange-Traded Funds	—	—	5,890	—
Level 2
Repurchase Agreements	11,283	—	25,267	15,351
Level 3
Common Stocks	—	—	—	—
Rights	—	—	—	—
Total investments in securities	$1,890,183	$1,597	$658,965	$1,211,987

Investments in securities	Global Leaders	International Leaders	International Growth	Institutional International Growth
Level 1
Common Stocks	$91,610	$967,607	$1,358,258	$801,420
Rights	—	—	—	—
Level 2
Repurchase Agreements	1,959	24,039	18,712	11,082
Level 3
None	—	—	—	—
Total investments in securities	$93,569	$991,646	$1,376,970	$812,502

Investments in securities	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets ex China Growth
Level 1
Common Stocks	$206,220	$230,611	$717,401	$18,106
Rights	—	—	6	—
Level 2
Common Stocks	1,132	7,004	14,809	232
Repurchase Agreements	7,366	6,770	10,305	238
Level 3
None	—	—	—	—
Total investments in securities	$214,718	$244,385	$742,521	$18,576

88

Investments in securities	Emerging Markets Small Cap Growth	China Growth	Emerging Markets Debt
Assets
Level 1
Common Stocks	$359,933	$1,235	$—
Level 2
Common Stocks	2,072	—	—
Foreign Corporate Bonds	—	—	14,700
Foreign Government Bonds	—	—	30,564
Foreign Municipal Bonds	—	—	261
Repurchase Agreements	4,838	—	1,534
U.S. Government	—	—	1,632
Level 3
None	—	—	—
Liabilities
Level 1
None	—	—	—
Level 2
None	—	—	—
Level 3
None	—	—	—
Total investments in securities	$366,843	$1,235	$48,691
Other financial instruments
Assets
Level 1
None	$—	$—	$—
Level 2
Forward Foreign Currency Contracts	—	—	30
Swaps	—	—	145
Level 3
None	—	—	—
Liabilities
Level 1
None	—	—	—
Level 2
Forward Foreign Currency Contracts	—	—	(1)
Swaps	—	—	(224)
Level 3
None	—	—	—
Total other financial instruments	$—	$—	$(50)

See Portfolio of Investments for Sector Classification.

The fair value estimates for the Level 3 securities in the Small-Mid Cap Growth and Small Cap Growth Funds were determined in good faith by the Adviser pursuant to the Valuation Procedures. There were various factors considered in reaching the fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained for the security, and analysis of the company’s performance and market trends that influence its performance. The Level 3 securities represented 0.00% and 0.00% as a percentage of net assets in the Small-Mid Cap Growth and Small Cap Growth Funds, respectively.

89

(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

The Emerging Markets Debt Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by the Emerging Markets Debt Fund with various counterparties and allow the Emerging Markets Debt Fund to close out and net its total exposure to a counterparty in the event of a default.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Emerging Markets Debt Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

90

Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

91